Emerging Markets Debt Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 96.4% ) Value
Angola (2.7%)
Angola Government International
Bond
$ 2,000,000 9.500%,  11/12/2025 $ 1,861,600
14,000,000 8.250%,  5/9/2028 11,726,680
2,000,000 8.000%,  11/26/2029 1,600,228
6,000,000 8.750%,  4/14/2032
a
4,844,760
2,000,000 9.125%,  11/26/2049 1,525,000
Total 21,558,268
Argentina (0.9%)
Argentina Government International
Bond
1,800,000 0.500%,  7/9/2030
b
423,556
15,700,000 1.500%,  7/9/2035
b
3,472,629
12,700,000 3.500%,  7/9/2041
b
3,326,598
Total 7,222,783
Azerbaijan (0.6%)
Azerbaijan Government
International Bond
5,900,000 3.500%,  9/1/2032 5,058,372
Total 5,058,372
Bahrain (2.4%)
Bahrain Government International
Bond
4,000,000 6.125%,  8/1/2023
a
4,020,032
1,100,000 7.000%,  10/12/2028
a
1,100,581
2,000,000 5.250%,  1/25/2033 1,631,468
3,000,000 5.625%,  5/18/2034
a
2,464,344
6,000,000 7.500%,  9/20/2047
a
5,068,200
1,000,000 7.500%,  9/20/2047 844,700
CBB International Sukuk
Programme SPC
4,000,000 6.250%,  11/14/2024 4,088,512
Total 19,217,837
Belarus (0.1%)
Belarus Government International
Bond
1,000,000 6.875%,  2/28/2023
c,d
170,000
5,500,000 6.200%,  2/28/2030
c,d
577,500
Total 747,500
Brazil (2.7%)
Brazil Government International
Bond
5,800,000 4.750%,  1/14/2050 4,355,605
4,800,000 2.625%,  1/5/2023 4,794,144
3,000,000 2.875%,  6/6/2025 2,893,201
1,000,000 4.500%,  5/30/2029 945,200
7,000,000 3.875%,  6/12/2030
e
6,292,850
1,300,000 5.000%,  1/27/2045 1,032,400
2,000,000 5.625%,  2/21/2047 1,696,727
Total 22,010,127
Canada (1.0%)
Canacol Energy, Ltd.
3,000,000 5.750%,  11/24/2028
a
2,471,601
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
a
5,517,488
Total 7,989,089
Principal
Amount Long-Term Fixed Income (96.4%) Value
Chile (3.2%)
Chile Government International
Bond
$ 1,700,000 3.100%,  1/22/2061 $ 1,211,352
8,500,000 3.500%,  1/25/2050 6,797,596
1,200,000 3.125%,  1/21/2026 1,171,145
2,600,000 3.240%,  2/6/2028 2,505,573
11,850,000 2.550%,  7/27/2033 10,086,611
2,000,000 3.500%,  1/31/2034 1,837,690
2,000,000 4.340%,  3/7/2042 1,839,749
Total 25,449,716
Colombia (3.3%)
Colombia Government International
Bond
5,000,000 2.625%,  3/15/2023 4,944,743
3,375,000 3.875%,  4/25/2027 3,084,248
786,000 3.125%,  4/15/2031 620,019
4,000,000 7.375%,  9/18/2037 3,918,936
10,500,000 6.125%,  1/18/2041 8,800,580
4,605,000 5.625%,  2/26/2044 3,576,419
2,000,000 5.000%,  6/15/2045 1,453,097
Total 26,398,042
Costa Rica (0.4%)
Costa Rica Government
International Bond
3,900,000 7.000%,  4/4/2044 3,424,440
Total 3,424,440
Dominican Republic (4.0%)
Dominican Republic Government
International Bond
1,300,000 6.875%,  1/29/2026
a
1,342,067
4,000,000 5.950%,  1/25/2027
a
3,927,808
3,000,000 5.500%,  2/22/2029
a
2,779,463
4,500,000 4.875%,  9/23/2032
a
3,784,443
2,500,000 7.450%,  4/30/2044
a
2,344,345
4,900,000 6.850%,  1/27/2045 4,304,103
8,300,000 6.500%,  2/15/2048
a
6,908,912
8,000,000 6.400%,  6/5/2049
a
6,550,984
Total 31,942,125
Ecuador (1.5%)
Ecuador Government International
Bond
6,500,000 5.000%,  7/31/2030
b
3,842,715
18,800,000 1.000%,  7/31/2035
b
8,501,658
Total 12,344,373
Egypt (2.9%)
Egypt Government International
Bond
4,000,000 7.500%,  2/16/2061
a
2,229,680
2,000,000 8.875%,  5/29/2050
a
1,180,116
2,000,000 8.750%,  9/30/2051
a
1,167,400
500,000 8.150%,  11/20/2059
a
283,719
1,000,000 5.800%,  9/30/2027
a
674,404
5,800,000 7.600%,  3/1/2029 4,016,082
6,500,000 7.053%,  1/15/2032
a,e
4,082,390
2,500,000 7.625%,  5/29/2032 1,569,885
5,000,000 8.500%,  1/31/2047 2,900,000

Emerging Markets Debt Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.4%) Value
Egypt (2.9%) - continued
$ 9,000,000 7.903%,  2/21/2048 $ 5,043,600
Total 23,147,276
El Salvador (0.4%)
El Salvador Government
International Bond
3,300,000 8.625%,  2/28/2029 1,213,803
5,000,000 7.625%,  2/1/2041 1,642,362
Total 2,856,165
Ghana (1.1%)
Ghana Government International
Bond
2,000,000 6.375%,  2/11/2027 1,030,000
3,000,000 7.750%,  4/7/2029
a
1,409,220
5,000,000 8.625%,  4/7/2034
a
2,200,000
5,000,000 7.875%,  2/11/2035
a
2,183,300
4,000,000 8.875%,  5/7/2042 1,753,840
Total 8,576,360
Guatemala (1.5%)
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
a
953,103
4,590,000 4.500%,  5/3/2026 4,585,009
3,700,000 4.375%,  6/5/2027 3,638,224
2,000,000 5.375%,  4/24/2032 1,980,960
1,000,000 4.650%,  10/7/2041
a
818,417
Total 11,975,713
Honduras (0.1%)
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027 836,139
Total 836,139
Hungary (0.4%)
Hungary Government International
Bond
3,000,000 5.250%,  6/16/2029
a
3,037,500
Total 3,037,500
Indonesia (5.5%)
Indonesia Government International
Bond
964,000 3.375%,  4/15/2023
a
964,551
5,000,000 4.125%,  1/15/2025 5,030,550
6,100,000 4.750%,  1/8/2026
a
6,237,730
3,700,000 4.100%,  4/24/2028 3,728,869
1,400,000 6.625%,  2/17/2037
a
1,568,799
2,000,000 7.750%,  1/17/2038
a
2,461,918
726,000 6.750%,  1/15/2044
a
860,974
4,000,000 5.125%,  1/15/2045
a
4,012,586
1,200,000 5.250%,  1/8/2047
a
1,228,270
1,500,000 4.350%,  1/11/2048 1,381,229
Pertamina Persero PT
1,500,000 6.450%,  5/30/2044 1,564,926
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 780,000
2,000,000 3.375%,  2/5/2030 1,750,000
6,400,000 5.250%,  10/24/2042 5,774,272
Principal
Amount Long-Term Fixed Income (96.4%) Value
Indonesia (5.5%) - continued
Perusahaan Penerbit SBSN
Indonesia III
$ 1,500,000 4.150%,  3/29/2027
a
$ 1,511,250
1,500,000 4.400%,  6/6/2027
a,e
1,533,750
PT Perusahaan Gas Negara
(Persero) Tbk PT
4,000,000 5.125%,  5/16/2024 4,020,388
Total 44,410,062
Ivory Coast (1.7%)
Ivory Coast Government
International Bond
16,500,000 6.125%,  6/15/2033 13,355,100
Total 13,355,100
Jersey (1.4%)
Galaxy Pipeline Assets Bidco, Ltd.
4,804,300 2.160%,  3/31/2034 4,187,344
6,500,000 2.625%,  3/31/2036
a
5,483,811
1,965,220 2.940%,  9/30/2040
a
1,650,807
Total 11,321,962
Jordan (0.9%)
Jordan Government International
Bond
2,000,000 7.750%,  1/15/2028
a
1,946,660
6,500,000 5.850%,  7/7/2030 5,493,150
Total 7,439,810
Kazakhstan (1.1%)
Kazakhstan Government
International Bond
4,000,000 6.500%,  7/21/2045 3,950,000
KazMunayGas National Company
JSC
5,000,000 3.500%,  4/14/2033 3,786,500
1,700,000 5.750%,  4/19/2047 1,347,250
Total 9,083,750
Kenya (0.1%)
Kenya Government International
Bond
1,500,000 8.000%,  5/22/2032 1,054,110
Total 1,054,110
Lebanon (0.1%)
Lebanon Government International
Bond
10,000,000 6.650%,  4/22/2024
c
627,000
3,000,000 6.600%,  11/27/2026
c
188,100
5,000,000 6.850%,  3/23/2027
c
313,500
Total 1,128,600
Luxembourg (0.3%)
EIG Pearl Holdings SARL
2,500,000 3.545%,  8/31/2036
a
2,181,420
Total 2,181,420
Malaysia (1.2%)
Petronas Capital, Ltd.
3,500,000 4.550%,  4/21/2050 3,375,625

Emerging Markets Debt Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.4%) Value
Malaysia (1.2%) - continued
$ 6,400,000 3.500%,  4/21/2030 $ 6,208,315
Total 9,583,940
Mexico (7.1%)
America Movil SAB de CV
4,000,000 5.375%,  4/4/2032
a
3,791,320
Comision Federal de Electricidad
2,000,000 3.875%,  7/26/2033
a
1,575,000
Mexico Government International
Bond
4,460,000 4.500%,  1/31/2050 3,666,703
2,000,000 4.400%,  2/12/2052 1,592,762
1,781,000 4.150%,  3/28/2027 1,788,372
885,000 3.750%,  1/11/2028 867,921
2,000,000 3.500%,  2/12/2034 1,735,854
5,800,000 6.050%,  1/11/2040 5,934,979
2,000,000 4.600%,  2/10/2048 1,666,545
Petroleos Mexicanos
14,300,000 7.690%,  1/23/2050 10,421,125
3,000,000 8.750%,  6/2/2029
a
2,824,500
900,000 6.840%,  1/23/2030 764,901
8,200,000 5.950%,  1/28/2031 6,365,250
3,415,000 6.700%,  2/16/2032 2,735,415
9,100,000 6.625%,  6/15/2035 6,657,742
Total Play Telecomunicaciones SA
de CV
5,304,000 7.500%,  11/12/2025
a
4,631,187
Total 57,019,576
Mongolia (0.4%)
Mongolia Government International
Bond
3,700,000 5.125%,  4/7/2026 3,275,069
Total 3,275,069
Morocco (0.2%)
OCP SA
1,500,000 5.125%,  6/23/2051 1,053,618
900,000 6.875%,  4/25/2044 768,132
Total 1,821,750
Mozambique (0.5%)
Mozambique Government
International Bond
6,300,000 5.000%,  9/15/2031
b
4,274,550
Total 4,274,550
Netherlands (0.7%)
AES Andres BV
3,000,000 5.700%,  5/4/2028
a
2,530,175
IHS Netherlands Holdco BV
3,000,000 8.000%,  9/18/2027
a
2,666,220
Total 5,196,395
Nigeria (1.8%)
Nigeria Government International
Bond
2,000,000 6.375%,  7/12/2023
e
1,965,540
12,100,000 7.875%,  2/16/2032 8,651,500
1,000,000 7.375%,  9/28/2033
a
662,520
5,000,000 7.696%,  2/23/2038 3,176,000
Total 14,455,560
Principal
Amount Long-Term Fixed Income (96.4%) Value
Oman (3.9%)
Oman Government International
Bond
$ 3,000,000 4.125%,  1/17/2023
a
$ 2,994,540
4,000,000 4.875%,  2/1/2025 3,969,192
5,000,000 4.750%,  6/15/2026
a
4,883,400
4,000,000 5.625%,  1/17/2028
a
3,983,208
6,500,000 7.375%,  10/28/2032
a
6,893,575
9,500,000 6.750%,  1/17/2048
a
8,408,070
Total 31,131,985
Pakistan (0.6%)
Pakistan Government International
Bond
2,000,000 6.000%,  4/8/2026
a
1,040,000
4,500,000 6.875%,  12/5/2027 2,295,000
3,000,000 7.375%,  4/8/2031
a
1,488,720
Total 4,823,720
Panama (3.1%)
Aeropuerto Internacional de
Tocumen SA
5,000,000 4.000%,  8/11/2041
a,e
4,154,994
Panama Bonos del Tesoro
8,000,000 3.362%,  6/30/2031 7,028,000
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 3,964,279
1,000,000 9.375%,  1/16/2023 1,022,390
3,000,000 3.750%,  3/16/2025 2,979,581
5,079,000 6.700%,  1/26/2036 5,594,317
Total 24,743,561
Paraguay (1.5%)
Paraguay Government International
Bond
7,300,000 5.400%,  3/30/2050 6,320,129
3,500,000 4.700%,  3/27/2027 3,552,348
2,000,000 5.600%,  3/13/2048 1,769,680
Total 11,642,157
Peru (2.9%)
Fondo Mivivienda SA
3,000,000 4.625%,  4/12/2027
a
2,898,214
Peru Government International
Bond
1,000,000 7.350%,  7/21/2025 1,087,918
11,000,000 2.783%,  1/23/2031 9,688,993
100,000 8.750%,  11/21/2033 130,016
2,000,000 3.000%,  1/15/2034 1,712,619
4,000,000 3.300%,  3/11/2041 3,237,895
Petroleos del Peru SA
1,500,000 4.750%,  6/19/2032
a
1,200,765
4,500,000 5.625%,  6/19/2047
a
3,166,875
Total 23,123,295
Philippines (2.1%)
Philippines Government
International Bond
3,000,000 4.200%,  1/21/2024 3,030,084
3,000,000 3.750%,  1/14/2029 3,011,662
5,025,000 7.750%,  1/14/2031 6,238,979
1,625,000 6.375%,  10/23/2034 1,887,563

Emerging Markets Debt Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.4%) Value
Philippines (2.1%) - continued
$ 2,420,000 3.950%,  1/20/2040 $ 2,247,099
Total 16,415,387
Qatar (3.9%)
Qatar Government International
Bond
4,800,000 4.400%,  4/16/2050
a
4,892,870
3,000,000 3.875%,  4/23/2023
a
3,007,446
6,000,000 3.375%,  3/14/2024
a
6,001,452
3,000,000 3.250%,  6/2/2026
a
3,003,948
1,000,000 3.750%,  4/16/2030
a
1,024,300
2,000,000 5.750%,  1/20/2042
a
2,349,500
8,000,000 4.817%,  3/14/2049
a
8,544,672
QatarEnergy
3,000,000 3.125%,  7/12/2041
a
2,534,820
Total 31,359,008
Romania (1.7%)
Romania Government International
Bond
3,100,000 4.000%,  2/14/2051 2,186,852
6,000,000 5.250%,  11/25/2027
a
5,931,900
3,000,000 3.000%,  2/14/2031 2,464,992
3,500,000 3.625%,  3/27/2032
a
2,889,768
Total 13,473,512
Russian Federation (0.3%)
Russia Government International
Bond
3,400,000 4.375%,  3/21/2029
c,d
1,292,000
2,600,000 5.100%,  3/28/2035
*,c,d
1,274,000
Total 2,566,000
Saudi Arabia (4.6%)
Saudi Arabia Government
International Bond
10,600,000 3.750%,  1/21/2055 9,169,678
3,000,000 2.875%,  3/4/2023
a
2,987,058
6,300,000 3.250%,  10/26/2026
a
6,289,857
4,000,000 3.625%,  3/4/2028
a
4,040,000
2,300,000 4.375%,  4/16/2029
a
2,407,001
7,000,000 2.250%,  2/2/2033
a
6,159,874
1,500,000 4.500%,  10/26/2046 1,447,500
Saudi Arabian Oil Company
4,500,000 2.250%,  11/24/2030
a
3,977,055
Total 36,478,023
Senegal (1.4%)
Senegal Government International
Bond
4,500,000 6.250%,  7/30/2024 4,052,970
8,700,000 6.250%,  5/23/2033 6,949,560
Total 11,002,530
South Africa (3.0%)
Eskom Holdings SOC, Ltd.
1,000,000 7.125%,  2/11/2025 929,600
6,000,000 6.350%,  8/10/2028
a
5,701,200
2,000,000 8.450%,  8/10/2028 1,780,000
South Africa Government
International Bond
2,000,000 4.665%,  1/17/2024 2,000,000
2,500,000 5.875%,  9/16/2025 2,550,540
Principal
Amount Long-Term Fixed Income (96.4%) Value
South Africa (3.0%) - continued
$ 2,000,000 5.875%,  4/20/2032 $ 1,851,732
3,500,000 6.250%,  3/8/2041 2,980,474
2,000,000 5.375%,  7/24/2044 1,502,368
6,100,000 5.650%,  9/27/2047 4,627,582
Total 23,923,496
Sri Lanka (0.4%)
Sri Lanka Government International
Bond
4,000,000 6.825%,  7/18/2026
c
1,233,285
5,000,000 6.200%,  5/11/2027
c
1,499,519
1,000,000 6.750%,  4/18/2028
c
299,394
Total 3,032,198
Trinidad and Tobago (1.0%)
Heritage Petroleum Company, Ltd.
2,000,000 9.000%,  8/12/2029
a
2,064,000
Telecommunications Services of
Trinidad and Tobago, Ltd.
6,500,000 8.875%,  10/18/2029
a
5,959,380
Total 8,023,380
Turkey (3.0%)
Turkey Government International
Bond
3,000,000 6.250%,  9/26/2022
e
2,995,500
8,000,000 5.750%,  3/22/2024
e
7,516,080
4,000,000 6.375%,  10/14/2025
e
3,595,376
3,500,000 6.500%,  9/20/2033 2,533,125
2,639,000 6.875%,  3/17/2036 1,955,626
5,935,000 6.750%,  5/30/2040 4,208,152
1,800,000 5.750%,  5/11/2047 1,112,368
Total 23,916,227
Ukraine (0.3%)
State Agency of Roads of Ukraine
3,000,000 6.250%,  6/24/2028
a
516,660
Ukraine Government International
Bond
2,000,000 7.750%,  9/1/2024 415,000
1,900,000 9.750%,  11/1/2028 384,750
7,500,000 7.375%,  9/25/2032 1,449,960
Total 2,766,370
United Arab Emirates (3.2%)
Abu Dhabi Government
International Bond
2,500,000 3.875%,  4/16/2050
a
2,365,140
3,000,000 3.000%,  9/15/2051
a
2,432,478
3,000,000 2.500%,  10/11/2022
a
2,997,000
3,000,000 3.125%,  5/3/2026
a
2,996,442
8,500,000 2.500%,  9/30/2029
a
8,054,056
Finance Department Government
of Sharjah
6,000,000 4.000%,  7/28/2050
a
3,843,444
UAE International Government
Bond
3,000,000 4.050%,  7/7/2032
a,e
3,119,598
Total 25,808,158

Emerging Markets Debt Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.4%) Value
United Kingdom (0.1%)
NAK Naftogaz Ukraine
$ 4,000,000 7.625%,  11/8/2026
a
$ 767,217
Total 767,217
Uruguay (2.2%)
Uruguay Government International
Bond
3,000,000 4.975%,  4/20/2055 3,137,574
2,000,000 5.100%,  6/18/2050 2,129,695
11,840,312 4.375%,  1/23/2031 12,410,093
Total 17,677,362
Uzbekistan (0.6%)
Uzbekistan Government
International Bond
5,000,000 3.900%,  10/19/2031
a
3,659,600
Uzbekneftegaz JSC
2,000,000 4.750%,  11/16/2028
a
1,408,820
Total 5,068,420
Vietnam (1.0%)
Vietnam Government International
Bond
7,900,000 4.800%,  11/19/2024 7,881,011
Total 7,881,011
Virgin Islands, British (3.4%)
Sinopec Group Overseas
Development 2017, Ltd.
5,000,000 3.625%,  4/12/2027 5,026,946
Sinopec Group Overseas
Development 2018, Ltd.
7,700,000 2.300%,  1/8/2031 6,876,510
State Grid Overseas Investment
2016, Ltd.
12,500,000 2.875%,  5/18/2026 12,305,203
3,000,000 3.500%,  5/4/2027 3,007,260
Total 27,215,919
Total Long-Term Fixed Income
(cost $945,140,560) 772,232,415
Shares
Collateral Held for Securities
Loaned ( 3.4% )
27,163,595 Thrivent Cash Management Trust 27,163,595
Total Collateral Held for
Securities Loaned
(cost $27,163,595) 27,163,595
Shares
Registered Investment
Companies ( 0.2% ) Value
Unaffiliated  (0.2%)
19,000 iShares J.P. Morgan USD Emerging
Markets Bond ETF
e
1,672,380
Total 1,672,380
Total Registered Investment
Companies (cost $1,814,933) 1,672,380
Shares Short-Term Investments ( 1.1% ) Value
Thrivent Core Short-Term Reserve
Fund
913,655 2.100% $ 9,136,553
Total Short-Term Investments
(cost $9,136,553) 9,136,553
Total Investments (cost
$983,255,641) 101.1% $810,204,943
Other Assets and Liabilities,
Net (1.1%) (9,044,994)
Total Net Assets 100.0% $801,159,949
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $276,706,642 or 34.5%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 29, 2022.
c Defaulted security.  Interest is not being accrued.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e All or a portion of the security is on loan.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Emerging
Markets Debt Fund as of July 29, 2022 was $1,274,000 or
0.16% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of July 29, 2022.
Security
Acquisition
Date Cost
Russia Government International
Bond, 3/28/2035 3/21/2019 $ 2,725,207
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of July 29, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 24,952,588
Common Stock 1,584,360
Total lending $26,536,948
Gross amount payable upon return of
collateral for securities loaned $27,163,595
Net amounts due to counterparty $626,647
Definitions:
ETF - Exchange Traded Fund

Emerging Markets Debt Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 1,821,750 – 1,821,750 –
Capital Goods 516,660 – 516,660 –
Communications Services 17,048,107 – 17,048,107 –
Energy 94,567,028 – 94,567,028 –
Financials 5,943,214 – 5,943,214 –
Foreign Government 608,027,564 – 608,027,564 –
Transportation 4,154,994 – 4,154,994 –
Utilities 40,153,098 – 40,153,098 –
Registered Investment Companies
Unaffiliated 1,672,380 1,672,380 – –
Subtotal Investments in Securities $773,904,795 $1,672,380 $772,232,415 $–
Other Investments  * Total
Affiliated Short-Term Investments 9,136,553
Collateral Held for Securities Loaned 27,163,595
Subtotal Other Investments $36,300,148
Total Investments at Value $810,204,943
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $15,142 $152,210 $158,215 $9,137 914 1.1%
Total Affiliated Short-Term Investments 15,142 9,137 1.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   17,238 174,103 164,177 27,164 27,164 3.4
Total Collateral Held for Securities Loaned 17,238 27,164 3.4
Total Value $32,380 $36,301
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $– $– $ – $117
Total Income/Non Income Cash from Affiliated
Investments $117
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 7 50
Total Affiliated Income from Securities Loaned, Net $50
Total Value $– $– $ 7

Emerging Markets Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.9% ) Value
Bermuda (0.4%)
345,000 Grand Pharmaceutical Group, Ltd. $ 191,161
33,500 Orient Overseas International, Ltd. 1,167,500
179,000 Road King Infrastructure, Ltd. 104,170
812,200 Shanghai Industrial Urban
Development Group, Ltd. 65,101
962,000 Yuexiu Transport Infrastructure, Ltd. 538,553
Total 2,066,485
Brazil (6.3%)
61,900 Ambev SA 178,375
166,900 Americanas SA 451,918
62,800 Atacadao SA 226,483
287,300 B3 SA - Brasil Bolsa Balcao 616,345
222,995 Banco Bradesco SA ADR 740,343
41,500 Banco BTG Pactual SA 181,429
286,600 BB Seguridade Participacoes SA 1,595,823
278,969 Centrais Eletricas Brasileiras SA
ADR
a
2,499,562
1,173,700 Cielo SA 1,000,371
71,919 Companhia Siderurgica Nacional
SA ADR
a
207,846
107,400 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 262,164
65,200 EDP - Energias do Brasil SA 272,187
249,300 ENGIE Brasil Energia SA 2,132,066
87,368 Gerdau SA ADR 412,377
42,100 Hapvida Participacoes e
Investimentos SA
b
50,366
263,800 Hypera SA 2,177,047
76,704 Itau Unibanco Holding SA ADR 345,168
31,500 Itausa SA 52,783
111,500 JBS SA 687,865
499,400 Metalurgica Gerdau SA 983,531
259,400 Minerva SA 652,749
461,400 Petroleo Brasileiro SA 3,054,241
247,910 Petroleo Brasileiro SA ADR 3,540,155
102,700 Sao Martinho SA 698,084
195,600 Telefonica Brasil SA 1,688,690
112,037 Telefonica Brasil SA ADR
a
972,481
280,099 Vale SA ADR 3,770,132
360,800 Vibra Energia SA 1,165,221
Total 30,615,802
Cayman Islands (14.6%)
68,800 ANTA Sports Products, Ltd. 757,547
26,974 Baidu.com, Inc. ADR
c
3,683,839
363,300 Chailease Holding Company, Ltd. 2,583,706
699,000 China Hongqiao Group, Ltd. 728,410
278,000 China Meidong Auto Holdings, Ltd. 675,608
760,000 China Overseas Property Holdings,
Ltd. 794,307
28,000 China Resources Land, Ltd. 116,936
428,000 China Yuhua Education
Corporation, Ltd.
b,c
63,105
12,000 Chlitina Holding, Ltd. 74,107
666,000 Consun Pharmaceutical Group,
Ltd. 364,959
17,000 Country Garden Services Holdings
Company, Ltd. 37,911
11,030 Daqo New Energy Corporation
ADR
c
713,641
793,000 Geely Automobile Holdings, Ltd. 1,572,436
59,000 Greentown China Holdings, Ltd. 116,623
Shares Common Stock (97.9%) Value
Cayman Islands (14.6%) - continued
536,000 Greentown Service Group
Company, Ltd. $ 479,751
298,000 Haidilao International Holding,
Ltd.
a,b,c
595,399
28,008 Huazhu Group, Ltd. ADR 1,074,107
33,112 HUTCHMED China, Ltd. ADR
a,c
432,774
182,798 JD.com, Inc. 5,453,331
22,791 JOYY, Inc. ADR 590,059
87,000 Kingboard Holdings, Ltd. 254,536
56,800 Kuaishou Technology
b,c
571,093
752,500 KWG Group Holdings, Ltd. 152,456
52,141 Li Auto, Inc. ADR
c
1,712,310
156,000 Li Ning Company, Ltd. 1,265,415
377,000 Longfor Group Holdings, Ltd.
b
1,259,696
271,200 Meituan Dianping
b,c
6,083,926
235,000 NetDragon Websoft Holdings, Ltd. 469,502
39,390 NetEase, Inc. ADR 3,662,482
70,522 NIO, Inc. ADR
c
1,391,399
3,000 Parade Technologies, Ltd. 112,975
44,620 Pinduoduo, Inc. ADR
c
2,186,826
5,425,500 Shui On Land, Ltd. 719,175
78,500 Sunny Optical Technology (Group)
Company, Ltd. 1,061,996
29,246 TAL Education Group ADR
c
143,890
486,900 Tencent Holdings, Ltd. 18,818,106
57,775 Tencent Music Entertainment Group
ADR
c
243,233
65,280 Trip.com Group, Ltd. ADR
c
1,682,918
983,000 Want Want China Holdings, Ltd. 800,005
36,887 Weibo Corporation ADR
c
708,968
183,500 WuXi Biologics (Cayman), Inc.
b,c
1,756,484
227,000 Xiabuxiabu Catering Management
Holdings Company, Ltd.
b
96,894
1,283,600 Xiaomi Corporation
b,c
2,018,829
8,447 XPeng, Inc. ADR
c
206,360
344,000 Yadea Group Holdings, Ltd.
b
741,882
223,000 Zhen Ding Technology Holding,
Ltd. 844,647
222,000 Zhongsheng Group Holdings, Ltd. 1,270,935
Total 71,145,494
Chile (0.4%)
12,549 Banco de Credito e Inversiones SA 378,628
12,993 CAP SA 118,905
218,911 Cencosud SA 299,056
4,473,946 Colbun SA 380,020
218,384 Embotelladora Andina SA 396,247
3,248 Sociedad Quimica y Minera de
Chile SA ADR 319,506
Total 1,892,362
China (16.5%)
146,708 Alibaba Group Holding, Ltd. ADR
c
13,111,294
82,191 Amlogic (Shanghai) Company, Ltd.
c
1,033,183
16,000 Anhui Expressway Company, Ltd. 12,172
6,928,400 Bank of China, Ltd., Class A 3,148,543
8,275,000 Bank of China, Ltd., Class H 2,942,468
1,480,700 Bank of Communications
Company, Ltd. 1,016,100
1,335,700 Baoshan Iron & Steel Company,
Ltd. 1,126,730
2,319,800 BBMG Corporation 906,079
132,000 Beijing North Star Company, Ltd. 16,136
15,682 BYD Company, Ltd., Class A 749,535
94,000 BYD Company, Ltd., Class H 3,439,082

Emerging Markets Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.9%) Value
China (16.5%) - continued
5,973,000 CGN Power Company, Ltd.
b
$ 1,377,277
1,162 Changzhou Xingyu Automotive
Lighting Systems 30,370
2,837,000 China Cinda Asset Management
Company, Ltd. 390,801
462,000 China Coal Energy Company, Ltd. 359,403
7,551,000 China Construction Bank
Corporation 4,822,150
1,109,000 China Galaxy Securities Company,
Ltd. 548,432
310,920 China Life Insurance Company,
Ltd. 463,090
54,000 China Merchants Bank Company,
Ltd., Class H 291,778
57,300 China National Nuclear Power
Company, Ltd. 52,543
11,030 China Petroleum & Chemical
Corporation ADR 517,638
2,855,000 China Railway Group, Ltd. 1,699,567
288,000 China Shenhua Energy Company,
Ltd., Class H 813,986
328,500 China State Construction
Engineering Corporation, Ltd. 245,776
256,900 CITIC Securities Company, Ltd.,
Class A 749,176
121,500 CITIC Securities Company, Ltd.,
Class H 249,827
15,300 Contemporary Amperex
Technology Company, Ltd.
c
1,162,528
2,023,100 Daqin Railway Company, Ltd. 1,817,712
3,960 East Money Information Company,
Ltd. 13,116
89,832 Fuyao Glass Industry Group
Company, Ltd., Class A 547,010
142,000 Fuyao Glass Industry Group
Company, Ltd., Class H
b
688,837
439,400 GF Securities Company, Ltd., Class
H 581,671
187,100 Goertek, Inc. 884,725
51,900 Great Wall Motor Company, Ltd.,
Class A 266,318
129,000 Great Wall Motor Company, Ltd.,
Class H 204,506
1,747,600 Greenland Holdings Corporation,
Ltd.
c
921,324
184,000 Guangzhou Automobile Group
Company, Ltd. 172,712
511,233 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 2,187,819
202,000 Guotai Junan Securities Company,
Ltd. 434,181
286,000 Haier Smart Home Company, Ltd.,
Class H 915,346
1,022,800 Haitong Securities Company, Ltd.,
Class H 685,022
357,700 Huatai Securities Company, Ltd.,
Class A 705,553
252,800 Huatai Securities Company, Ltd.,
Class H
b
333,471
16,800 HUAYU Automotive Systems
Company, Ltd. 54,717
1,536,000 Industrial and Commercial Bank of
China, Ltd., Class H 812,065
363,316 Inner Mongolia Yili Industrial Group
Company, Ltd. 1,932,864
Shares Common Stock (97.9%) Value
China (16.5%) - continued
10,200 Jiangsu Yangnong Chemical
Company, Ltd.
c
$ 174,245
329,000 Jiangxi Copper Company, Ltd. 403,026
1,862,600 Jinke Property Group Company,
Ltd.
c
724,926
12,700 Kweichow Moutai Company, Ltd. 3,578,243
1,750,000 Lenovo Group, Ltd. 1,697,141
164,360 LONGi Green Energy Technology
Company, Ltd. 1,505,916
224,970 Luxshare Precision Industry
Company, Ltd. 1,134,692
1,344,600 Metallurgical Corporation of China,
Ltd. 650,554
60,500 Midea Group Company, Ltd. 494,482
25,100 Ningbo Tuopu Group Company,
Ltd. 345,102
80,800 Nongfu Spring Company, Ltd.
b
484,249
2,874,000 People's Insurance Company
(Group) of China, Ltd. 860,495
31,856 PetroChina Company, Ltd. ADR 1,486,401
402,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 2,365,508
1,466,300 Shandong Nanshan Aluminum
Company, Ltd. 763,390
94,900 Shanghai Baosight Software
Company, Ltd. 567,238
73,500 Shanghai Fosun Pharmaceutical
(Group) Company, Ltd. 266,360
19,000 Shanghai Pharmaceuticals Holding
Company, Ltd. 48,486
786,098 Shanghai Yuyuan Tourist Mart
(Group) Company, Ltd. 974,677
1,078,400 Shenwan Hongyuan Group
Company, Ltd.
c
662,246
1,161,200 Shenzhen Overseas Chinese Town
Company, Ltd. 964,202
75,100 Shenzhou International Group
Holdings, Ltd. 789,914
625,000 Tong Ren Tang Technologies
Company, Ltd. 439,801
44,200 Wuchan Zhongda Group Company,
Ltd. 31,531
184,300 Xiamen C&D, Inc. 307,368
64,400 Yunnan Baiyao Group Company,
Ltd. 527,684
27,600 Zhangzhou Pientzehuang
Pharmaceutical Company, Ltd. 1,213,122
663,500 Zhejiang Century Huatong Group
Company, Ltd.
c
442,134
111,960 Zhejiang NHU Company, Ltd. 342,765
174,000 Zijin Mining Group Company, Ltd. 203,895
313,200 Zijin Mining Group Company, Ltd. 415,763
Total 80,300,189
Colombia (0.2%)
8,687 Bancolombia SA 72,928
12,402 Bancolombia SA ADR 359,286
30,197 Ecopetrol SA ADR 324,316
Total 756,530
Cyprus (<0.1%)
71,245 Ros Agro plc GDR
d
0
Total 0

Emerging Markets Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Czech Republic (0.6%)
38,700 CEZ AS $ 1,758,653
34,573 Komercni Banka AS 873,535
285 Philip Morris CR 196,438
Total 2,828,626
Egypt (0.1%)
382,095 Commercial International Bank
Egypt SAE GDR 702,141
Total 702,141
Greece (0.7%)
456,362 Eurobank Ergasias Services and
Holdings SA
c
420,387
6,247 GEK Terna Holding Real Estate
Construction SA
c
61,844
40,350 Hellenic Telecommnications
Organization SA 694,742
27,439 JUMBO SA 425,434
10,507 Motor Oil (Hellas) Diilistiria
Korinthou AE 182,121
38,564 Mytilineos SA 596,457
282,795 National Bank of Greece SA
c
885,937
Total 3,266,922
Hong Kong (0.7%)
84,500 Beijing Enterprises Holdings, Ltd. 270,821
678,000 China Merchants Holdings
International Company, Ltd. 1,093,512
1,455,440 CSPC Pharmaceutical Group, Ltd. 1,593,641
578,000 Far East Horizon, Ltd. 476,409
6,000 Hang Lung Group, Ltd. 10,822
Total 3,445,205
Hungary (<0.1%)
1,398 OTP Bank Nyrt 28,861
Total 28,861
India (14.5%)
132,598 Asian Paints, Ltd. 5,601,581
24,054 Bajaj Finance, Ltd. 2,201,554
14,850 Bajaj Finserv, Ltd. 2,835,737
40,766 Britannia Industries, Ltd. 2,010,854
9,041 Central Depository Services (India),
Ltd. 129,293
330,641 Cipla, Ltd. 4,087,302
29,389 Coal India, Ltd. 78,509
3,354 CRISIL, Ltd. 132,822
372,199 Indian Energy Exchange, Ltd.
b
753,517
355,070 Indian Oil Corporation, Ltd. 327,493
442,613 Infosys, Ltd. ADR 8,626,527
133,596 ITC, Ltd. 512,329
83,637 Kotak Mahindra Bank, Ltd. 1,920,800
20,405 Larsen & Toubro Infotech, Ltd.
b
1,224,775
42,157 Larsen & Toubro, Ltd. 966,188
8,648 Maruti Suzuki India, Ltd. 962,343
35,505 Mindtree, Ltd. 1,538,123
3,723 Page Industries, Ltd. 2,302,431
23,016 Persistent Systems, Ltd. 1,059,640
5,500 Pidilite Industries, Ltd. 170,623
1,283,849 Power Grid Corporation of India,
Ltd. 3,476,743
398,065 Reliance Industries, Ltd.
c
12,660,193
11,408 SBI Life Insurance Company, Ltd.
b
186,881
26,212 Schaeffler India, Ltd. 921,163
3,124 Siemens, Ltd. 106,481
Shares Common Stock (97.9%) Value
India (14.5%) - continued
15,555 SRF, Ltd. $ 478,882
104,956 Tata Consultancy Services, Ltd. 4,390,183
58,999 Tata Elxsi, Ltd. 6,503,533
110,413 Tech Mahindra, Ltd. 1,468,209
3,864 Thermax, Ltd. 100,596
93,134 Titan Company, Ltd. 2,773,690
12,395 Trent, Ltd. 199,180
Total 70,708,175
Indonesia (2.5%)
4,604,900 Astra International Tbk PT 1,966,743
12,362,900 Bank Central Asia Tbk PT 6,147,578
3,623,000 Bank Mandiri Persero Tbk PT 2,028,005
670,300 PT Unilever Indonesia Tbk 204,106
59,180 Telekomunikasi Indonesia Persero
Tbk PT ADR 1,686,630
Total 12,033,062
Jersey (<0.1%)
654,000 West China Cement, Ltd. 76,631
Total 76,631
Kuwait (1.5%)
117,174 Boubyan Bank KSCP
e
316,490
268,737 Gulf Bank KSCP 316,070
125,792 HumanSoft Holding Company
KSCP 1,359,179
536,631 Kuwait Finance House KSCP 1,558,663
386,595 Kuwait International Bank KSCP 282,947
266,020 Mobile Telecommunications
Company KSCP 527,029
545,929 National Bank of Kuwait KSC
e
1,906,509
983,825 National Industries Group Holding 888,665
Total 7,155,552
Malaysia (2.0%)
29,100 AEON Credit Service (M) Berhad 93,894
61,200 Alliance Bank Malaysia Berhad 47,898
502,300 Hong Leong Bank Berhad 2,370,100
36,100 Kuala Lumpur Kepong Berhad 177,803
597,700 Mah Sing Group Berhad 79,984
727,800 Malayan Banking Berhad 1,449,571
58,300 MISC Berhad 94,547
2,502,700 PETRONAS Chemicals Group
Berhad 4,999,511
373,232 Sports Toto BHD 156,046
92,600 Ta Ann Holdings Berhad 79,897
126,800 TIME dotCom Berhad 130,933
Total 9,680,184
Mexico (1.3%)
77,576 America Movil SAB de CV ADR 1,468,514
167,900 Arca Continental SAB de CV 1,160,734
82,400 Banco del Bajio SA
b
193,333
77,700 Grupo Financiero Banorte SAB de
CV ADR 442,824
353,000 Grupo Mexico, SAB de CV 1,398,978
17,900 Grupo Televisa SAB ADR 139,978
357,600 Megacable Holdings SAB de CV 824,819
53,480 Promotora y Operadora de
Infraestructura, SAB de CV 386,956
37,500 Wal-Mart de Mexico, SAB de CV 136,329
Total 6,152,465

Emerging Markets Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Philippines (<0.1%)
41,910 International Container Terminal
Services, Inc. $ 147,648
Total 147,648
Poland (0.9%)
96,497 Asseco Poland SA 1,503,603
85,135 Bank Millennium SA
c
68,001
91,598 Cyfrowy Polsat SA 394,811
83,092 Jastrzebska Spolka Weglowa SA
c
905,731
102,749 Polski Koncern Naftowy Orlen SA 1,678,399
Total 4,550,545
Russian Federation (<0.1%)
647,134 Gazprom PJSC ADR
c,d
65
23,359 Lukoil ADR
d
2
23,091 Mechel PJSC ADR
a,c,d
2
56,865 MMC Norilsk Nickel PJSC ADR
d
6
1,696 Novatek PJSC GDR
d,f
0
652 PAO Transneft
d
0
5,230 Polyus PJSC GDR
d
0
1,260,120 Sberbank of Russia PJSC
c,d
2
67,230 Sovcomflot OAO
c,d
0
2,930,700 Surgutneftegas PJSC
d
5
257,974 Surgutneftegas PJSC ADR
c,d
26
Total 108
Saudi Arabia (5.1%)
247,542 Al Rajhi Bank
c
5,964,556
261,616 Alinma Bank 2,669,079
24,913 Bank Albilad
c
329,964
7,831 Dr. Sulaiman Al Habib Medical
Services Group Company 429,665
17,526 Eastern Province Cement Company 205,173
24,730 Jarir Marketing Company 1,077,531
6,203 Mouwasat Medical Services
Company 408,431
296,579 National Commercial Bank 5,567,307
350,924 Riyad Bank 3,417,104
134,692 Saudi Arabian Mining Company
c
2,048,117
58,833 Saudi Arabian Oil Company
b
628,773
19,945 Saudi Basic Industries Corporation 531,402
7,381 Saudi Research and Marketing
Group
c
381,768
41,945 Saudi Telecom Company 1,127,843
Total 24,786,713
Singapore (<0.1%)
10,312 China Yuchai International, Ltd. 90,643
Total 90,643
South Africa (2.4%)
198,852 AECI, Ltd. 1,088,781
9,873 African Rainbow Minerals, Ltd. 138,893
57,826 Barloworld, Ltd. 318,600
448 Capitec Bank Holdings, Ltd. 53,839
208,767 DataTec, Ltd. 552,297
58,329 Exxaro Resources, Ltd. 709,002
311,324 FirstRand, Ltd. 1,231,527
122,842 Gold Fields, Ltd. ADR 1,130,146
23,567 Impala Platinum Holdings, Ltd. 261,299
101,696 Investec, Ltd. 542,929
13,399 Kumba Iron Ore, Ltd. 399,300
90,643 Massmart Holdings, Ltd.
c
202,701
774,016 Momentum Metropolitan Holdings 683,536
21,539 Motus Holdings, Ltd. 145,019
Shares Common Stock (97.9%) Value
South Africa (2.4%) - continued
56,416 MTN Group, Ltd. $ 473,488
10,574 Naspers, Ltd. 1,493,963
116,080 Ninety One, Ltd. 283,565
58,146 Sasol, Ltd.
c
1,221,460
63,221 Sibanye Stillwater, Ltd. 155,305
39,155 Standard Bank Group 377,225
34,479 Super Group, Ltd. 58,208
Total 11,521,083
South Korea (9.8%)
1,844 Chong Kun Dang Holdings
Corporation 84,970
6,241 Chong Kun Dang Pharmaceutical
Corporation 433,165
4,935 DB HiTek Company, Ltd. 171,816
2,033 Dentium Company, Ltd. 134,160
5,652 DongKook Pharmaceutical
Company, Ltd. 83,863
22,154 Green Cross Holdings Corporation 352,002
110,289 GS Holdings Corporation 3,535,255
4,946 Hanwha Aerospace Company, Ltd. 246,370
8,873 Huons Global Company, Ltd. 159,188
4,902 Hyundai Department Store
Company, Ltd. 251,790
940 Hyundai Glovis Company, Ltd. 131,932
8,488 Hyundai Green Food Company,
Ltd. 50,583
27,516 Innox Advanced Materials
Company, Ltd. 789,376
10,966 JB Financial Group Corporation,
Ltd. 63,040
53,351 JYP Entertainment Corporation 2,288,172
15,215 Kakao Corporation 878,610
168,950 Kangwon Land, Inc.
c
3,377,101
43,597 Kia Corporation 2,729,495
3,495 Korea Zinc Company, Ltd. 1,284,883
3,201 KT&G Corporation 201,756
46,466 Lotte Shopping Company, Ltd. 3,418,452
10,906 LS Corporation 494,932
26,853 LX Semicon Company, Ltd. 2,066,205
11,435 Meritz Financial Group, Inc. 230,980
307,118 Meritz Securities Company, Ltd. 1,146,279
5,421 NHN Corporation
c
114,260
6,312 Osstem Implant Company, Ltd. 539,805
32,214 PharmaResearch Company, Ltd. 1,805,100
7,916 Samsung Biologics Company,
Ltd.
b,c
5,272,588
250,526 Samsung Electronics Company,
Ltd. 11,858,688
9,134 SD Biosensor, Inc. 284,163
9,614 SM Entertainment Company, Ltd. 513,546
1,493 SNT Motiv Company., Ltd. 50,640
21,405 S-Oil Corporation 1,525,650
209 Taekwang Industrial Corporation,
Ltd. 144,926
84,025 Woori Financial Group, Inc. 771,071
Total 47,484,812
Taiwan (14.6%)
169,000 BES Engineering Corporation 49,943
1,553,000 Capital Securities Corporation 593,583
125,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 328,157
25,000 Chicony Power Technology
Company, Ltd. 61,081

Emerging Markets Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Taiwan (14.6%) - continued
872,000 China Development Financial
Holding Corporation $ 377,481
134,000 China Steel Chemical Corporation 523,635
157,000 CTCI Corporation 233,325
365,000 Far Eastern New Century
Corporation 371,366
484,000 Feng Hsin Iron & Steel Company,
Ltd. 1,071,809
452,000 First Financial Holding Company,
Ltd. 408,284
507,000 Formosa Plastics Corporation 1,563,756
762,076 Fubon Financial Holding Company,
Ltd. 1,431,493
31,000 Fusheng Precision Company, Ltd. 191,082
482,000 Goldsun Building Materials
Company, Ltd. 399,190
42,000 Hotai Motor Company, Ltd. 850,624
44,000 International Games System
Company, Ltd. 521,503
44,000 International Games System
Company, Ltd., Bonus Shares
c,d
495,428
232,000 King Yuan Electronics Company,
Ltd. 306,050
43,000 Lotes Company, Ltd. 1,008,720
3,567,000 Nan Ya Plastics Corporation 8,038,647
263,000 Novatek Microelectronics
Corporation 2,343,013
138,000 Radiant Opto-Electronics
Corporation 431,898
131,000 Sigurd Microelectronics
Corporation 219,311
182,000 Systex Corporation 447,275
189,000 TaiDoc Technology Corporation 1,232,882
47,000 Taiwan Cogeneration Corporation 58,535
2,257,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 38,706,572
43,000 Tong Yang Industry Company, Ltd. 72,333
419,000 Topco Scientific Company, Ltd. 2,165,398
67,000 TTY Biopharm Company, Ltd. 158,443
18,000 United Integrated Services
Company, Ltd. 92,286
1,669,000 United Microelectronics
Corporation 2,245,237
294,000 Vanguard International
Semiconductor Corporation 708,111
68,000 Voltronic Power Technology
Corporation 3,339,971
9,000 Yulon Finance Corporation 53,896
Total 71,100,318
Thailand (1.5%)
3,405,200 AP (Thailand) Public Company, Ltd.
NVDR 907,591
468,400 Com7 Public Company, Ltd. NVDR 393,944
376,100 Energy Absolute Public, Ltd.
Company NVDR
e
835,564
157,200 Kiatnakin Phatra Bank Public
Company, Ltd. NVDR 284,198
1,772,300 Krung Thai Bank Public Company,
Ltd. NVDR 770,774
15,230,300 Land and Houses Public Company,
Ltd. NVDR 3,533,011
60,600 PTT Exploration and Production
Public Company, Ltd. NVDR 272,461
Shares Common Stock (97.9%) Value
Thailand (1.5%) - continued
201,800 TISCO Financial Group Public
Company, Ltd. $ 487,604
Total 7,485,147
Turkey (1.3%)
138,198 BIM Birlesik Magazalar AS 710,409
6,309,827 Dogan Sirketler Grubu Holding AS 1,371,690
8,724,588 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 1,511,754
1,216,119 Haci Omer Sabanci Holding AS 1,348,717
5,070,168 Turkiye Is Bankasi AS 1,486,095
Total 6,428,665
United States (<0.1%)
3,881 Yum China Holding, Inc. 189,044
Total 189,044
Virgin Islands, British (<0.1%)
17,004 VK Company, Ltd. GDR
c,d
0
Total 0
Total Common Stock
(cost $530,977,010) 476,639,412
Shares
Collateral Held for Securities
Loaned ( 0.7% )
3,429,969 Thrivent Cash Management Trust 3,429,969
Total Collateral Held for
Securities Loaned
(cost $3,429,969) 3,429,969
Shares Short-Term Investments ( 0.6% )
Thrivent Core Short-Term Reserve
Fund
284,637 2.100% 2,846,372
Total Short-Term Investments
(cost $2,846,371) 2,846,372
Total Investments (cost
$537,253,350) 99.2% $482,915,753
Other Assets and Liabilities,
Net 0.8% 3,889,188
Total Net Assets 100.0% $486,804,941
a All or a portion of the security is on loan.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $24,381,375 or 5.0% of
total net assets.
c Non-income producing security.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.

Emerging Markets Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of July 29, 2022:
Securities Lending Transactions
Common Stock $ 3,321,330
Total lending $3,321,330
Gross amount payable upon return of
collateral for securities loaned $3,429,969
Net amounts due to counterparty $108,639
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 45,293,391 7,807,072 36,990,891 495,428
Consumer Discretionary 75,739,506 21,698,148 54,041,358 –
Consumer Staples^ 20,087,436 207,846 19,879,590 0
Energy^ 23,267,193 5,868,510 17,398,585 98
Financials 89,101,860 1,444,797 87,657,061 2
Health Care 27,058,196 432,774 26,625,422 –
Industrials 21,768,278 410,149 21,358,129 –
Information Technology 103,167,581 13,002,650 90,164,931 –
Materials^ 49,028,814 5,312,655 43,716,151 8
Real Estate 7,836,626 – 7,836,626 –
Utilities 14,290,531 2,499,562 11,790,969 –
Subtotal Investments in Securities $476,639,412 $58,684,163 $417,459,713 $495,536
Other Investments  * Total
Affiliated Short-Term Investments 2,846,372
Collateral Held for Securities Loaned 3,429,969
Subtotal Other Investments $6,276,341
Total Investments at Value $482,915,753
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 624,572 624,572 – –
Total Liability Derivatives $624,572 $624,572 $– $–

Emerging Markets Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Emerging
Markets Equity Fund as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
^ Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Level 3 securities' fair value is calculated by a vendor using the established policies and procedures of the reporting entity. Inputs used in valuation include the liquidity spread of the issuer. Unobservable inputs were weighted by the relative fair value of the instruments. A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
10/31/2021
Realized
Gain/
(Loss)^
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Tran sfers Into
Level 3 #
Transfers Out
of Level 3 @
Ending Value
7/29/2022
Common Stock
   Communication Services $-   $-  $209,733  $285,695  $-  $-  $-  $495,428
Consumer Staples - (36,702) (1,135,568)  663,040  (148,667)  657,897  - 0
Energy - (52,652) (13,550,595) 2,773,107 (1,661,421) 12,491,659 - 98
   Financials 23,745 (275,425) (6.471,637) 853,675 (815,929) 6,709,318 (23,745) 2
Ma terials -  (138,918)  (2,164,848)  779,065  (458,950)  1,983,659  8
Total  $23,745 ($503,697)  ($23,112,915) $5,354,582 ($3,084,967) $21,842,533 ($23,745) $495,536
The following table presents Emerging Markets Equity Fund's futures contracts held as of July 29, 2022. Investments and/or cash totaling
$1,055,707 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 427 September 2022 $ 21,942,547 ( $ 624,572)
Total Futures Long Contracts $ 21,942,547 ( $ 624,572)
Total Futures Contracts $ 21,942,547 ($624,572)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $850 $134,679 $132,683 $2,846 285 0.6%
Total Affiliated Short-Term Investments 850 2,846 0.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,102 34,970 34,642 3,430 3,430 0.7
Total Collateral Held for Securities Loaned 3,102 3,430 0.7
Total Value $3,952 $6,276

Emerging Markets Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $– $– $ – $27
Total Income/Non Income Cash from Affiliated
Investments $27
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 31
Total Affiliated Income from Securities Loaned, Net $31
Total Value $– $– $ 1

International Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.7% ) Value
Australia (7.6%)
11,407 ARB Corporation, Ltd. $ 267,859
172,791 Aristocrat Leisure, Ltd. 4,310,799
21,398 ASX, Ltd. 1,329,988
628,012 Aurizon Holdings, Ltd. 1,777,460
91,025 BHP Group, Ltd. 2,490,930
80,334 Carsales.com, Ltd. 1,171,125
146,196 Coles Group, Ltd. 1,925,450
2,891 Commonwealth Bank of Australia 205,311
130,342 Computershare, Ltd. 2,302,749
35,198 CSL, Ltd. 7,166,906
61,850 Deterra Royalties, Ltd. 188,779
74,628 DEXUS Property Group 501,501
123,335 Fortescue Metals Group, Ltd. 1,587,143
16,722 GrainCorp, Ltd. 100,946
230,193 GWA Group, Ltd. 335,724
97,844 Harvey Norman Holdings, Ltd. 285,522
212,371 Humm Group, Ltd.
a
74,642
54,629 JB Hi-Fi, Ltd. 1,617,586
624,362 Lottery Corporation, Ltd.
b
1,980,537
178,291 Metcash, Ltd. 519,707
34,843 Nine Entertainment Company
Holdings, Ltd. 50,835
13,438 Premier Investments, Ltd. 199,872
10,469 REA Group, Ltd. 923,620
44,392 Rio Tinto, Ltd. 3,075,678
71,391 SEEK, Ltd. 1,156,329
558,385 Tabcorp Holdings, Ltd. 389,518
Total 35,936,516
Austria (0.3%)
32,880 OMV AG 1,400,352
Total 1,400,352
Belgium (0.6%)
607 Ackermans and van Haaren NV 89,229
28,015 Groupe Bruxelles Lambert SA 2,479,741
4,156 Solvay SA 365,033
8,401 Telenet Group Holding NV 134,359
Total 3,068,362
Bermuda (0.3%)
104,500 CK Infrastructure Holdings, Ltd. 655,296
17,360 Golden Ocean Group, Ltd. 191,673
7,800 Jardine Matheson Holdings, Ltd. 411,762
304,000 Pacific Basin Shipping, Ltd. 145,384
116,000 Road King Infrastructure, Ltd. 67,507
Total 1,471,622
Canada (12.1%)
5,757 Alimentation Couche-Tard, Inc. 257,200
3,473 ATCO, Ltd. 128,365
6,172 Bank of Montreal 615,296
35,663 BCE, Inc. 1,801,879
151,812 Canadian Imperial Bank of
Commerce 7,679,811
85,231 Canadian National Railway
Company 10,797,724
4,174 Canadian Natural Resources, Ltd. 230,482
50,029 Canadian Pacific Railway, Ltd. 3,944,733
4,482 Canadian Utilities, Ltd. 145,077
39,339 Canadian Western Bank 794,737
78,356 CGI, Inc.
b
6,718,589
27,593 CI Financial Corporation 318,045
26,175 Dollarama, Inc. 1,586,382
Shares Common Stock (97.7%) Value
Canada (12.1%) - continued
3,033 Dream Industrial Real Estate
Investment Trust $ 29,891
4,748 Empire Company, Ltd. 144,085
5,969 Enbridge, Inc. 268,070
3,031 Granite REIT 191,202
19,006 Home Capital Group, Inc. 387,971
5,105 InterRent Real Estate Investment
Trust 53,420
82,631 Laurentian Bank of Canada 2,696,614
25,341 Manulife Financial Corporation 463,858
7,776 National Bank of Canada 545,604
2,733 Nutrien, Ltd. 234,109
51,649 Pembina Pipeline Corporation 1,971,902
5,477 Rogers Communications, Inc. 251,791
33,994 Shopify, Inc.
b
1,184,011
24,195 Sun Life Financial, Inc. 1,123,451
59,218 Suncor Energy, Inc. 2,009,773
169,582 TC Energy Corporation 9,040,930
10,095 Thomson Reuters Corporation 1,133,544
4,419 Toromont Industries, Ltd. 372,175
7,459 Toronto-Dominion Bank 484,510
Total 57,605,231
Denmark (2.3%)
715 A.P. Moller - Maersk AS, Class B 1,952,190
5,316 ALK-Abello AS
b
106,138
18,507 DSV AS 3,118,448
44,871 Novo Nordisk AS 5,226,298
4,942 Royal Unibrew AS 421,472
2,466 Topdanmark AS 120,192
Total 10,944,738
Finland (0.7%)
18,136 KONE Oyj 828,838
992 Orion Oyj 47,356
18,599 Sampo Oyj 803,524
103,255 Stora Enso Oyj 1,596,903
4,218 UPM-Kymmene Oyj 133,667
Total 3,410,288
France (6.5%)
37,188 Air Liquide SA 5,112,674
10,181 Cie Generale des Etablissements
Michelin 284,910
849 Dassault Aviation SA 121,426
7,462 Eiffage SA 700,224
85,993 Engie SA 1,063,931
1,897 Euroapi SASU
b
32,002
856 Hermes International 1,174,380
11,481 Ipsos SA 588,465
80,568 Legrand SA 6,577,652
2,181 LNA Sante 74,674
4,379 LVMH Moet Hennessy Louis Vuitton
SE 3,040,566
19,861 Rexel SA 352,977
41,587 Sanofi 4,132,630
313 Sopra Group SA 52,155
14,396 Thales SA 1,790,274
110,918 TotalEnergies SE 5,665,376
Total 30,764,316
Germany (6.4%)
9,764 Aixtron SE 252,426
1,142 Allianz SE 207,393
2,981 Aurubis AG 215,219

International Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.7%) Value
Germany (6.4%) - continued
37,133 BASF SE $ 1,654,833
140,209 Bayer AG 8,178,391
21,047 Bayerische Motoren Werke AG 1,719,815
417 CTS Eventim AG & Company
KGAA
b
22,970
99,574 Deutsche Bank AG 870,966
33,794 Deutsche Boerse AG 5,899,236
37,915 Deutsche Pfandbriefbank AG
c
350,460
13,219 Evonik Industries AG 281,956
22,050 Merck KGaA 4,199,642
65,792 Porsche Automobil Holding SE 4,762,121
14,507 ProSiebenSat.1 Media AG 124,074
3,846 Scout24 SE
c
219,869
1,711 Stroeer SE 74,835
113,463 TAG Immobilien AG
a
1,256,515
949 Volkswagen AG 187,965
Total 30,478,686
Hong Kong (0.7%)
16,000 CK Asset Holdings, Ltd. 113,276
298,000 CK Hutchison Holdings, Ltd. 1,976,717
6,500 CLP Holdings, Ltd. 55,117
36,000 Galaxy Entertainment Group, Ltd. 214,167
30,000 Hysan Development Company, Ltd. 91,967
78,700 Link REIT 659,060
88,000 PCCW, Ltd. 47,098
Total 3,157,402
Israel (2.6%)
293,989 Bank Hapoalim, Ltd. 2,739,980
402,503 Bank Leumi Le-Israel BM 3,913,783
23,985 Check Point Software Technologies,
Ltd.
b
2,988,531
273 Harel Insurance Investments &
Financial Services, Ltd. 2,791
67,668 Mizrahi Tefahot Bank, Ltd. 2,515,630
1,248 Nova, Ltd.
b
132,542
11,656 Plus500, Ltd. 236,565
1,601 Shufersal, Ltd. 10,461
Total 12,540,283
Italy (1.6%)
36,155 Azimut Holding SPA 632,461
8,017 Banca Farmafactoring SPA
c
56,327
275,311 Enel SPA 1,387,911
16,739 Iren SPA 31,545
113,713 Italgas SPA 650,526
139,982 Leonardo SPA 1,311,150
58,245 Mediobanca SPA 499,549
68,514 Recordati SPA 3,038,535
Total 7,608,004
Japan (19.6%)
16,200 Advantest Corporation 963,528
15,300 Arcs Company, Ltd. 243,825
20,800 Asahi Group Holdings, Ltd. 723,140
163,400 Astellas Pharma, Inc. 2,559,072
3,000 BANDAI NAMCO Holdings, Inc. 234,367
1,100 BayCurrent Consulting, Inc. 344,151
4,700 BIPROGY, Inc. 100,295
19,600 Chiyoda Company, Ltd. 118,874
47,900 Chugai Pharmaceutical Company,
Ltd. 1,345,645
56,100 COMSYS Holdings Corporation 1,127,063
20,700 Daiichi Sankyo Company, Ltd. 548,855
Shares Common Stock (97.7%) Value
Japan (19.6%) - continued
13,900 Daikin Industries, Ltd. $ 2,437,759
2,900 DISCO Corporation 708,556
215,700 Eneos Holdings, Inc. 834,415
4,500 EXEO Group, Inc. 75,402
3,300 FANUC Corporation 569,120
13,600 Fuji Soft, Inc. 827,613
15,200 Fujitsu, Ltd. 2,037,748
8,500 Hanwa Company, Ltd. 185,902
102,800 Honda Motor Company, Ltd. 2,634,476
13,400 Hoya Corporation 1,342,568
5,700 Hulic Company, Ltd. 45,714
18,900 Iida Group Holdings Company, Ltd. 309,439
41,300 Inaba Denki Sangyo Company, Ltd. 861,115
40,800 ITOCHU Techno-Solutions
Corporation 1,093,428
3,000 Izumi Company, Ltd. 70,320
97,200 Japan Post Holdings Company,
Ltd. 699,824
66,600 Japan Tobacco, Inc. 1,195,844
43,700 JFE Holdings, Inc. 492,711
6,000 Kamigumi Company, Ltd. 122,006
25,000 Kansai Electric Power Company,
Inc. 253,468
3,200 Kao Corporation 139,182
3,700 Kawasaki Kisen Kaisha, Ltd. 272,837
31,600 KDDI Corporation 1,013,170
23 Kenedix Office Investment
Corporation 123,627
140 Kenedix Retail REIT Corporation 300,128
9,500 Keyence Corporation 3,765,251
49,900 Kinden Corporation 589,134
6,300 KOMEDA Holdings Company, Ltd. 107,977
41,500 Kyoei Steel, Ltd. 460,189
3,900 Lintec Corporation 68,564
16,900 M3, Inc. 588,795
30,600 Marubeni Corporation 284,650
12,500 McDonald's Holdings Company
(Japan), Ltd. 469,193
7,400 Ministop Company, Ltd. 81,194
60,800 Mitsubishi Corporation 1,806,932
172,900 Mitsubishi Electric Corporation 1,824,826
5,400 Mitsubishi Estate Company, Ltd. 80,199
11,200 Mitsubishi Gas Chemical Company,
Inc. 162,799
478,300 Mitsubishi HC Capital, Inc. 2,317,795
134,400 Mitsubishi UFJ Financial Group,
Inc. 757,276
18,000 Mitsuboshi Belting, Ltd. 436,815
2,100 Mitsui & Company, Ltd. 46,331
5,500 Mitsui O.S.K. Lines, Ltd. 150,815
24,700 Murata Manufacturing Company,
Ltd. 1,442,745
4,200 NEC Networks & System Integration
Corporation 57,974
800 Net One Systems Company, Ltd. 18,632
2,800 Nidec Corporation 194,583
8,300 Nintendo Company, Ltd. 3,711,539
40,100 Nippon Steel Corporation 596,697
19,800 Nippon Telegraph and Telephone
Corporation 565,593
6,100 Nippon Television Holdings, Inc. 56,818
3,200 Nippon Yusen Kabushiki Kaisha 251,364
1,800 Nishimatsu Construction Company,
Ltd. 53,915
11,400 Nitori Holdings Company, Ltd. 1,206,104
22,200 Nitto Kogyo Corporation 432,309

International Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.7%) Value
Japan (19.6%) - continued
5,600 Ono Pharmaceutical Company, Ltd. $ 157,466
15,800 Oracle Corporation Japan 985,418
16,000 Oriental Land Company, Ltd. 2,429,261
76,900 ORIX Corporation 1,370,498
800 Pan Pacific International Holdings
Company 12,456
16,900 Penta-Ocean Construction
Company, Ltd. 92,890
13,200 PLENUS Company, Ltd. 197,429
9,300 Recruit Holdings Company, Ltd. 347,569
10,700 Renesas Electronics Corporation
b
101,916
211,500 Resona Holdings, Inc. 821,942
6,800 Ricoh Company, Ltd. 54,693
10,600 Ryoyo Electro Corporation 178,466
27,300 Sangetsu Company, Ltd. 328,897
5,500 Sawai Group Holdings Company,
Ltd. 178,421
45,500 Secom Company, Ltd. 3,038,950
21,600 Seven & I Holdings Company, Ltd. 880,421
22,400 Shin-Etsu Chemical Company, Ltd. 2,869,312
27,400 Shionogi & Company, Ltd. 1,405,386
1,300 SMC Corporation 640,688
14,700 SoftBank Corporation 169,965
55,000 SoftBank Group Corporation 2,310,374
5,100 Sohgo Security Services Company,
Ltd. 142,922
46,500 Sony Group Corporation 3,944,500
134,900 Sumitomo Corporation 1,896,688
74,800 Sumitomo Mitsui Financial Group,
Inc. 2,346,633
60,900 Sumitomo Mitsui Trust Holdings,
Inc. 2,000,520
3,600 Taikisha, Ltd. 89,108
17,800 Taiyo Holdings Company, Ltd. 383,865
4,300 Takara Standard Company, Ltd. 43,057
113,600 Takeda Pharmaceutical Company,
Ltd. 3,333,048
8,700 Terumo Corporation 297,049
40,600 Toagosei Company, Ltd. 315,220
15,600 Toho Titanium Company, Ltd. 262,904
8,800 Tokyo Electron, Ltd. 3,028,903
3,500 Tokyotokeiba Company, Ltd. 108,415
264,400 Toyota Motor Corporation 4,291,487
19,000 Tsubakimoto Chain Company 452,228
59,900 TV Asahi Holdings Corporation 672,836
2,100 West Holdings Corporation 64,684
10,000 Yuasa Trading Company, Ltd. 271,551
226,900 Z Holdings Corporation 801,919
26,300 ZOZO, Inc. 568,124
Total 93,430,274
Jersey (0.2%)
243,588 Man Group plc 810,358
Total 810,358
Luxembourg (0.7%)
52,805 ArcelorMittal SA 1,302,902
335,878 B&M European Value Retail SA 1,739,133
43,936 SES SA 331,572
Total 3,373,607
Netherlands (4.7%)
26,105 Aalberts NV 1,118,750
51,070 Airbus SE 5,506,431
Shares Common Stock (97.7%) Value
Netherlands (4.7%) - continued
648 AMG Advanced Metallurgical
Group NV $ 18,191
11,560 ASML Holding NV 6,644,178
9,462 ASR Nederland NV 395,486
26,527 Euronext NV
c
2,161,374
10,804 Ferrari NV 2,294,353
28,309 ForFarmers BV 87,385
5,543 Fugro NV
b
65,974
3,694 Heineken NV 364,178
1,157 Koninklijke DSM NV 185,292
36,968 QIAGEN NV
b
1,852,711
883 RHI Magnesita NV 24,342
15,904 Stellantis NV 228,385
34,071 Unilever plc 1,659,970
Total 22,607,000
New Zealand (0.1%)
65,850 Contact Energy, Ltd. 317,670
3,201 Spark New Zealand, Ltd. 10,293
Total 327,963
Norway (2.7%)
268,433 DNB Bank ASA 5,295,047
86,336 Equinor ASA 3,324,274
30,618 Mowi ASA 706,514
111,527 Norsk Hydro ASA 755,622
1,855 SalMar ASA 132,871
61,825 Yara International ASA 2,634,819
Total 12,849,147
Portugal (0.4%)
26,310 Altri SGPS SA 155,241
179,985 Galp Energia SGPS SA 1,899,839
12,500 Navigator Company SA 51,586
40,425 Sonae SGPS SA 45,995
Total 2,152,661
Singapore (1.1%)
216,600 DBS Group Holdings, Ltd. 4,942,454
37,000 Singapore Technologies
Engineering, Ltd. 107,883
50,459 Wing Tai Holdings, Ltd. 61,752
Total 5,112,089
Spain (1.2%)
30,825 Acerinox SA 300,738
739,822 Banco Santander SA 1,850,932
171,764 CaixaBank SA 515,760
31,957 CIA De Distribucion Integral 658,732
4,550 Enagas SA
a
89,810
6,791 Indra Sistemas SA 62,122
23,666 Industria de Diseno Textil SA 574,773
2,698 Laboratorios Farmaceuticos ROVI,
SA 141,264
139,582 Mediaset Espana Comunicacion
SA
b
485,667
48,314 Sacyr SA 110,492
170,030 Telefonica SA 758,959
Total 5,549,249
Sweden (2.1%)
26,267 AB Industrivarden, Class A 685,360
75,919 AB Industrivarden, Class C 1,958,730
65,314 Assa Abloy AB 1,543,110

International Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.7%) Value
Sweden (2.1%) - continued
4,632 Boliden AB $ 154,796
107,285 Granges AB 994,775
96,199 Hexpol AB 1,003,362
8,316 Holmen AB 341,721
5,020 Indutrade AB 117,988
33,948 Investor AB, Class B 633,528
2,634 L E Lundbergforetagen AB 125,008
12,804 Saab AB 463,167
92,011 SSAB AB, Class A 445,276
150,671 SSAB AB, Class B 691,307
41,600 Svenska Cellulosa AB SCA 608,175
7,065 Svolder AB 45,913
105,091 Telia Company AB 388,243
Total 10,200,459
Switzerland (10.4%)
17,382 Baloise Holding AG 2,769,458
281 Comet Holding AG 51,825
10,104 Compagnie Financiere Richemont
SA 1,218,316
967 Ferguson plc 121,648
5,914 Galenica AG
c
468,214
575,653 Glencore Xstrata plc 3,262,641
1,387 Helvetia Holding AG 158,574
49 Lindt & Spruengli AG 541,875
91,228 Nestle SA 11,177,920
170,129 Novartis AG 14,619,128
24,398 PSP Swiss Property AG 2,917,810
6,579 Roche Holding AG, Participation
Certificates 2,184,258
11,889 Sika AG 2,937,623
3,954 Sonova Holding AG 1,424,159
4,512 Swiss Life Holding AG 2,390,170
5,587 Swiss Prime Site AG 508,772
5,253 Tecan Group AG 1,865,532
36,608 UBS Group AG 598,187
698 Vontobel Holding AG 45,912
Total 49,262,022
United Kingdom (12.8%)
22,638 AstraZeneca plc 2,977,842
551,887 Auto Trader Group plc
c
4,254,797
37,545 Avacta Group plc
a,b
50,295
631,081 Barclays plc 1,208,881
51,470 Barratt Developments plc 315,600
4,252 Bellway plc 127,068
4,429 Berkeley Group Holdings plc 229,527
678,558 BP plc 3,321,054
90,246 British American Tobacco plc 3,536,180
22,545 Bunzl plc 846,132
15,490 Compass Group plc 363,032
6,415 Croda International plc 586,654
12,074 Dechra Pharmaceuticals plc 543,364
123,753 Diageo plc 5,862,431
41,754 Evraz plc
d
5
13,803 Greggs plc 344,139
193,031 Halma plc 5,436,328
36,040 Howden Joinery Group plc 297,495
719,660 HSBC Holdings plc 4,507,937
130,422 Imperial Brands plc 2,863,599
59,607 Informa plc
b
433,502
52,703 InterContinental Hotels Group plc 3,123,988
135,472 Moneysupermarket.com Group plc 337,247
2,215 Next plc 184,403
85,548 PageGroup plc 476,159
Shares Common Stock (97.7%) Value
United Kingdom (12.8%) - continued
19,219 Paragon Banking Group plc $ 125,483
31,611 Redde Northgate plc 141,281
9,477 Redrow plc 67,009
119,652 RELX plc 3,542,845
3,764 Rightmove plc 29,427
33,264 Rio Tinto plc 2,008,139
21,490 Serco Group plc 49,442
377,838 Shell plc 10,079,366
6,230 Spirax-Sarco Engineering plc 909,016
156,373 Standard Chartered plc 1,077,835
149,956 Taylor Wimpey plc 233,404
88,724 Tesco plc 284,551
1,438 Whitbread plc 45,772
Total 60,821,229
Total Common Stock
(cost $448,713,918) 464,881,858
Shares Preferred Stock ( 1.1% )
Germany (1.1%)
3,818 Bayerische Motoren Werke AG 289,881
34,839 Volkswagen AG 4,925,861
Total 5,215,742
Total Preferred Stock
(cost $6,206,078) 5,215,742
Shares
Collateral Held for Securities
Loaned ( 0.3% )
1,567,994 Thrivent Cash Management Trust 1,567,994
Total Collateral Held for
Securities Loaned
(cost $1,567,994) 1,567,994
Shares Short-Term Investments ( 0.3% )
Thrivent Core Short-Term Reserve
Fund
126,551 2.100% 1,265,508
Total Short-Term Investments
(cost $1,265,508) 1,265,508
Total Investments (cost
$457,753,498) 99.4% $472,931,102
Other Assets and Liabilities,
Net 0.6% 2,814,310
Total Net Assets 100.0% $475,745,412
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $7,511,041 or 1.6% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.

International Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of July 29, 2022:
Securities Lending Transactions
Common Stock $ 1,541,064
Total lending $1,541,064
Gross amount payable upon return of
collateral for securities loaned $1,567,994
Net amounts due to counterparty $26,930
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 21,994,389 – 21,994,389 –
Consumer Discretionary 51,486,991 – 51,486,991 –
Consumer Staples 34,858,710 – 34,858,710 –
Energy 40,696,359 – 40,696,359 –
Financials 80,754,540 – 80,754,540 –
Health Care 68,206,106 – 68,206,106 –
Industrials 69,791,175 234,109 69,557,066 –
Information Technology 43,858,765 4,172,542 39,686,223 –
Materials 40,127,575 – 40,127,570 5
Real Estate 8,979,058 – 8,979,058 –
Utilities 4,128,190 – 4,128,190 –
Preferred Stock
Consumer Discretionary 5,215,742 – 5,215,742 –
Subtotal Investments in Securities $470,097,600 $4,406,651 $465,690,944 $5
Other Investments  * Total
Affiliated Short-Term Investments 1,265,508
Collateral Held for Securities Loaned 1,567,994
Subtotal Other Investments $2,833,502
Total Investments at Value $472,931,102
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 336,210 336,210 – –
Total Asset Derivatives $336,210 $336,210 $– $–

International Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Equity Fund's futures contracts held as of July 29, 2022. Investments and/or cash totaling $429,778 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 90 September 2022 $ 8,448,240 $ 336,210
Total Futures Long Contracts $ 8,448,240 $ 336,210
Total Futures Contracts $ 8,448,240 $336,210
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $1,383 $35,155 $35,272 $1,266 127 0.3%
Total Affiliated Short-Term Investments 1,383 1,266 0.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   9,020 94,096 101,548 1,568 1,568 0.3
Total Collateral Held for Securities Loaned 9,020 1,568 0.3
Total Value $10,403 $2,834
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $– $– $– $7
Total Income/Non Income Cash from Affiliated Investments $7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 85
Total Affiliated Income from Securities Loaned, Net $85
Total $– $– $1

Low Volatility Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99 .7% ) Value
Communications Services (10.9%)
122,942 Activision Blizzard, Inc. $ 9,829,213
71,620 Alphabet, Inc., Class C
a
8,353,757
22,109 Charter Communications, Inc.
a
9,553,299
344,486 Comcast Corporation 12,925,115
81,077 Electronic Arts, Inc. 10,639,735
17,667 Liberty Broadband Corporation,
Class C
a
1,924,466
90,424 T-Mobile US, Inc.
a
12,936,057
641,078 Verizon Communications, Inc. 29,611,393
162,001 Walt Disney Company
a
17,188,306
Total 112,961,341
Consumer Discretionary (3.6%)
48,808 Dollar General Corporation 12,125,372
18,764 Home Depot, Inc. 5,646,838
67,462 McDonald's Corporation 17,767,467
7,430 Target Corporation 1,213,913
2,644 Ulta Beauty, Inc.
a
1,028,278
Total 37,781,868
Consumer Staples (13.4%)
49,876 Church & Dwight Company, Inc. 4,387,592
166,763 Coca-Cola Company 10,701,182
56,921 Colgate-Palmolive Company 4,481,960
22,333 Costco Wholesale Corporation 12,088,853
90,371 General Mills, Inc. 6,758,847
18,322 Hershey Company 4,176,683
218,381 Kellogg Company 16,142,723
80,989 Kraft Heinz Company 2,982,825
551,189 Kroger Company 25,597,217
238,261 Mondelez International, Inc. 15,258,234
76,401 PepsiCo, Inc. 13,367,119
100,653 Procter & Gamble Company 13,981,708
62,737 Walmart, Inc. 8,284,421
Total 138,209,364
Energy (1.9%)
10,921 Chevron Corporation 1,788,641
313,463 Kinder Morgan, Inc. 5,639,199
347,927 Williams Companies, Inc. 11,860,832
Total 19,288,672
Financials (4.7%)
105,556 Ally Financial, Inc. 3,490,737
24,433 Aon plc 7,110,980
55,518 Arthur J. Gallagher & Company 9,937,167
30,227 Banc of California, Inc. 529,275
15,162 Berkshire Hathaway, Inc.
a
4,557,697
6,462 BlackRock, Inc. 4,324,241
15,619 Discover Financial Services 1,577,519
18,299 FactSet Research Systems, Inc. 7,862,714
3,778 Financial Institutions, Inc. 100,155
5,412 Hanmi Financial Corporation 136,761
407 MarketAxess Holdings, Inc. 110,208
432 Midland States Bancorp, Inc. 11,318
22,106 Moody's Corporation 6,858,387
26,270 New York Community Bancorp,
Inc. 278,987
15,827 T. Rowe Price Group, Inc. 1,954,160
Total 48,840,306
Health Care (18.8%)
165,549 Abbott Laboratories 18,018,353
29,787 Amgen, Inc. 7,371,389
Shares Common Stock (99.7%) Value
Health Care (18.8%) - continued
150,302 Baxter International, Inc. $ 8,816,715
26,607 Becton, Dickinson and Company 6,500,356
2,866 Bio-Rad Laboratories, Inc.
a
1,614,303
31,231 Cigna Holding Company 8,599,768
36,443 Eli Lilly and Company 12,014,893
159,751 Gilead Sciences, Inc. 9,545,122
48,948 Hologic, Inc.
a
3,493,908
30,726 Horizon Therapeutics plc
a
2,549,336
157,192 Johnson & Johnson 27,433,148
417,078 Merck & Company, Inc. 37,261,749
13,610 Regeneron Pharmaceuticals, Inc.
a
7,916,801
2,764 Thermo Fisher Scientific, Inc. 1,654,005
19,293 UnitedHealth Group, Inc. 10,463,366
87,580 Vertex Pharmaceuticals, Inc.
a
24,558,308
37,557 Zoetis, Inc. 6,856,030
Total 194,667,550
Industrials (11.7%)
184,320 3M Company 26,401,997
46,594 AMETEK, Inc. 5,754,359
13,121 Cintas Corporation 5,582,854
69,201 Expeditors International of
Washington, Inc. 7,352,606
30,643 IDEX Corporation 6,396,726
10,746 L3Harris Technologies, Inc. 2,578,718
1,506 Landstar System, Inc. 235,809
29,375 Linde plc 8,871,250
2,765 Old Dominion Freight Line, Inc. 839,205
92,050 Pentair plc 4,500,325
38,833 Republic Services, Inc. 5,384,584
41,012 Union Pacific Corporation 9,322,028
15,108 United Parcel Service, Inc. 2,944,398
70,719 Verisk Analytics, Inc. 13,454,290
21,241 Waste Connections, Inc. 2,832,912
110,330 Waste Management, Inc. 18,155,905
Total 120,607,966
Information Technology (21.3%)
36,244 Accenture plc 11,100,087
46,093 Adobe, Inc.
a
18,903,661
32,481 Apple, Inc. 5,278,487
21,918 Autodesk, Inc.
a
4,741,302
30,847 Automatic Data Processing, Inc. 7,437,829
127,035 Booz Allen Hamilton Holding
Corporation 12,192,819
371,223 Cisco Systems, Inc. 16,842,387
22,425 Corning, Inc. 824,343
1,527 EPAM Systems, Inc.
a
533,305
24,340 Fidelity National Information
Services, Inc. 2,486,574
5,766 Global Payments, Inc. 705,297
67,625 Intel Corporation 2,455,464
92,542 Jack Henry & Associates, Inc. 19,227,451
98,710 Keysight Technologies, Inc.
a
16,050,246
3,215 Lam Research Corporation 1,609,140
62,175 Mastercard, Inc. 21,996,893
12,556 Microchip Technology, Inc. 864,606
93,890 Microsoft Corporation 26,358,679
9,551 Motorola Solutions, Inc. 2,278,773
50,388 Paychex, Inc. 6,463,773
1,580 Salesforce, Inc.
a
290,752
26,651 Skyworks Solutions, Inc. 2,901,761
91,303 Texas Instruments, Inc. 16,333,194
5,917 Tyler Technologies, Inc.
a
2,360,883
18,177 VeriSign, Inc.
a
3,438,361

Low Volatility Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.7%) Value
Information Technology (21.3%) - continued
77,599 Visa, Inc. $ 16,459,524
Total 220,135,591
Materials (2.6%)
44,795 Air Products and Chemicals, Inc. 11,119,463
57,224 LyondellBasell Industries NV 5,099,803
144,044 Newmont Corporation 6,522,312
17,979 Reliance Steel & Aluminum
Company 3,420,505
8,201 Royal Gold, Inc. 859,219
Total 27,021,302
Real Estate (2.9%)
541 Extra Space Storage, Inc. 102,531
120,136 National Storage Affiliates Trust 6,588,258
70,530 Public Storage, Inc. 23,021,697
Total 29,712,486
Utilities (7.9%)
363,600 Consolidated Edison, Inc. 36,094,572
71,251 Entergy Corporation 8,203,127
607,657 NiSource, Inc. 18,472,773
61,212 OGE Energy Corporation 2,514,589
102,076 Sempra Energy 16,924,201
Total 82,209,262
Total Common Stock
(cost $898,711,528) 1,031,435,708
Shares Short-Term Investments ( 0 .1% ) Value
Thrivent Core Short-Term Reserve
Fund
98,951 2.100% 989,506
Total Short-Term Investments
(cost $989,506) 989,506
Total Investments (cost
$899,701,034) 99.8% $ 1,032,425,214
Other Assets and Liabilities, Net
0.2% 2,097,759
Total Net Assets 100.0% $ 1,034,522,973
a Non-income producing security.

Low Volatility Equity Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 112,961,341 112,961,341 – –
Consumer Discretionary 37,781,868 37,781,868 – –
Consumer Staples 138,209,364 138,209,364 – –
Energy 19,288,672 19,288,672 – –
Financials 48,840,306 48,840,306 – –
Health Care 194,667,550 194,667,550 – –
Industrials 120,607,966 120,607,966 – –
Information Technology 220,135,591 220,135,591 – –
Materials 27,021,302 27,021,302 – –
Real Estate 29,712,486 29,712,486 – –
Utilities 82,209,262 82,209,262 – –
Subtotal Investments in Securities $ 1,031,435,708 $ 1,031,435,708 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 989,506
Subtotal Other Investments $ 989,506
Total Investments at Value $ 1,032,425,214
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $ 1,211 $ 17,036 $ 17,257 $ 990 99 0.1%
Total Affiliated Short-Term Investments 1,211 990 0.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 7,493 7,493 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $ 1,211 $ 990
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $– $– $ – $7
Total Income/Non Income Cash from Affiliated Investments $7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total $– $– $ –

Short-Term Reserve Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 0.3% )
a
Value
Enterprise Fleet Financing, LLC
$ 7,484,513
1.485% ,4/20/2023, Ser.
2022-1
b
$ 7,452,913
Exeter Automobile Receivables
Trust
1,616,603
1.042% ,5/12/2023, Ser.
2022-2A 1,615,108
GM Financial Automobile Leasing
Trust
251,659
0.571% ,2/21/2023, Ser.
2022-1 251,231
NMEF Funding 2022-A, LLC
7,203,655
0.968% ,3/15/2023, Ser.
2022-A
b
7,171,437
OSCAR US Funding Trust XIV, LLC
415,800
0.446% ,3/10/2023, Ser.
2022-1A
b
414,612
World Omni Auto Receivables Trust
1,786,435
0.396% ,2/15/2023, Ser.
2022-A 1,784,122
Total 18,689,423
Principal
Amount Basic Materials ( 3.6% )
a
Value
BASF SE
25,000,000 1.930% ,8/5/2022
b
24,988,674
25,000,000 2.140% ,9/1/2022
b
24,943,640
11,400,000 2.500% ,9/7/2022
b
11,369,638
25,000,000 2.730% ,10/13/2022
b
24,855,231
Nutrien, Ltd.
20,000,000 2.500% ,8/22/2022
b
19,964,480
25,000,000 2.620% ,8/26/2022
b
24,947,870
Sherwin-Williams Company
25,000,000 2.050% ,8/2/2022
b
24,993,333
21,000,000 2.050% ,8/3/2022
b
20,993,000
26,000,000 2.300% ,8/10/2022
b
25,978,931
Total 203,034,797
Principal
Amount Capital Goods ( 10.0% )
a
Value
Amcor Finance USA, Inc.
10,000,000 2.050% ,8/3/2022
b,c
9,996,478
Amcor Flexibles North America,
Inc.
26,350,000 2.170% ,8/8/2022
b,c
26,331,094
25,000,000 2.570% ,8/15/2022
b,c
24,969,140
Amphenol Corporation
11,000,000 2.350% ,8/8/2022
b
10,992,242
23,200,000 2.500% ,8/10/2022
b
23,180,311
25,000,000 2.500% ,8/11/2022
b
24,976,988
Caterpillar Financial Services
Corporation
19,000,000
1.544% (SOFRRATE +
0.150%),11/17/2022
d
18,981,221
Eaton Capital Unlimited Company
25,000,000 2.650% ,8/11/2022
b
24,976,745
25,000,000 2.650% ,8/12/2022
b
24,974,907
Eaton Corporation
25,000,000 2.250% ,8/3/2022
b,c
24,991,542
Honeywell International, Inc.
30,000,000 2.150% ,8/8/2022 29,997,770
11,070,000 0.483% ,8/19/2022 11,058,398
John Deere Canada, ULC
25,000,000 2.110% ,8/23/2022
b,c
24,959,618
Principal
Amount Capital Goods (10.0%)
a
Value
John Deere Capital Corporation
$ 15,000,000 1.770% ,8/18/2022
b
$ 14,980,808
25,355,000
2.145% (LIBOR 3M +
0.480%),9/8/2022
d
25,334,290
25,000,000 2.300% ,9/13/2022
b
24,926,017
12,471,000
2.176% (LIBOR 3M +
0.550%),6/7/2023
d
12,461,752
19,450,000
2.197% (SOFRRATE +
0.120%),7/10/2023
d
19,383,096
Parker-Hannifin Corporation
15,000,000 2.060% ,8/4/2022
b
14,993,875
20,000,000 2.050% ,8/5/2022
b
19,990,472
22,000,000 2.320% ,8/17/2022
b
21,971,379
25,000,000 2.400% ,8/23/2022
b
24,956,823
25,000,000 2.600% ,9/15/2022
b
24,909,733
Raytheon Technologies Corporation
25,000,000 2.270% ,8/4/2022
b
24,989,404
25,000,000 3.250% ,10/24/2022
b
24,822,979
Siemens Capital Company, LLC
25,000,000 1.870% ,9/7/2022
b,c
24,935,278
Total 559,042,360
Principal
Amount Consumer Cyclical ( 6.4% )
a
Value
American Honda Finance
Corporation
25,000,000 2.070% ,8/22/2022
c
24,955,550
BMW Finance NV
34,500,000
2.190% (LIBOR 3M +
0.790%),8/12/2022
b,d
34,492,673
20,000,000 2.250% ,8/12/2022
b
19,999,521
Charta, LLC
6,700,000 1.600% ,9/8/2022
b,c
6,681,442
25,000,000 3.010% ,11/14/2022
b,c
24,778,750
ERAC USA Finance, LLC
13,000,000 2.050% ,8/1/2022
b,c
12,997,269
25,000,000 2.150% ,8/9/2022
b,c
24,980,383
25,000,000 2.150% ,8/10/2022
b,c
24,978,567
25,000,000 2.400% ,8/11/2022
b,c
24,976,744
Nationwide Building Society
4,955,000 2.000% ,1/27/2023
b
4,913,715
Toyota Credit Canada, Inc.
12,025,000 1.520% ,8/9/2022
c
12,016,406
25,000,000 2.200% ,9/22/2022
c
24,901,344
Toyota Finance Australia, Ltd.
25,000,000 1.400% ,8/19/2022
c
24,965,919
Toyota Financial Services de Puerto
Rico, Inc.
25,000,000 1.200% ,8/15/2022 24,972,871
Toyota Motor Credit Corporation
25,000,000 2.450% ,8/22/2022
c
24,959,200
21,092,000
2.145% (LIBOR 3M +
0.480%),9/8/2022
d
21,075,524
18,437,000
2.818% (LIBOR 3M +
0.390%),1/11/2023
d
18,409,790
Total 355,055,668
Principal
Amount Consumer Non-Cyclical ( 1.9% )
a
Value
Diageo Investment Corporation
4,753,000 8.000% ,9/15/2022 4,780,661
Nestle Finance International, Ltd.
25,000,000 2.000% ,8/5/2022
b,c
24,989,160
Novartis Capital Corporation
5,000,000 2.400% ,9/21/2022 4,999,355

Short-Term Reserve Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Consumer Non-Cyclical (1.9%)
a
Value
Philip Morris International, Inc.
$ 12,213,000 2.375% ,8/17/2022 $ 12,211,799
Reckitt Benckiser Treasury Services
plc
19,750,000 1.470% ,8/8/2022
b,c
19,736,811
20,000,000 2.150% ,8/15/2022
b,c
19,977,210
Stanley Black & Decker, Inc.
20,000,000 1.750% ,8/1/2022
b
19,996,102
Total 106,691,098
Principal
Amount Energy ( 4.6% )
a
Value
BP Capital Markets plc
25,000,000 2.530% ,9/19/2022
b
24,907,664
Chevron Corporation
8,525,000
2.299% (LIBOR 3M +
0.900%),5/11/2023
d
8,538,356
Chevron USA, Inc.
20,380,000
1.510% (LIBOR 3M +
0.110%),8/12/2022
d
20,373,448
15,000,000
1.599% (LIBOR 3M +
0.200%),8/11/2023
d
15,006,890
Exxon Mobil Corporation
16,620,000
1.741% (LIBOR 3M +
0.330%),8/16/2022
d
16,613,966
23,720,000 1.902% ,8/16/2022 23,714,605
Schlumberger Investment SA
20,420,000 2.200% ,8/26/2022
b,c
20,383,566
25,000,000 2.250% ,8/31/2022
b,c
24,947,062
Suncor Energy, Inc.
25,000,000 2.100% ,8/2/2022
b,c
24,992,975
25,000,000 2.150% ,8/5/2022
b,c
24,987,604
25,000,000 2.200% ,8/11/2022
b,c
24,976,745
25,000,000 2.370% ,8/29/2022
b,c
24,942,887
Total 254,385,768
Principal
Amount Financials ( 45.7% )
a
Value
Alexandria Real Estate Equities,
Inc.
4,325,000 2.550% ,8/10/2022
b,c
4,321,547
AllianceBernstein, LP
25,000,000 1.750% ,8/1/2022
b
24,995,208
Australia & New Zealand Banking
Group, Ltd.
10,000,000
2.560% (SOFRRATE +
0.280%),9/2/2022
b,d
10,000,492
10,000,000
2.430% (SOFRRATE +
0.150%),9/6/2022
b,d
9,998,640
15,000,000
2.670% (SOFRRATE +
0.390%),11/7/2022
b,d
15,001,176
31,855,000
1.995% (LIBOR 3M +
0.490%),11/21/2022
b,d
31,845,705
20,000,000
2.680% (SOFRRATE +
0.400%),12/1/2022
b,d
19,999,862
Bank of Montreal Chicago
15,000,000
2.780% (SOFRRATE +
0.500%),5/5/2023
d
14,981,923
Bank of New York Mellon
Corporation
4,741,000 1.950% ,8/23/2022 4,739,138
Bank of Nova Scotia
10,000,000
2.716% (LIBOR 3M +
0.620%),9/19/2022
d
9,993,619
Principal
Amount Financials (45.7%)
a
Value
$ 25,000,000
2.820% (SOFRRATE +
0.540%),10/24/2022
b,d
$ 25,008,649
25,000,000
2.800% (SOFRRATE +
0.520%),1/30/2023
b,d
24,996,812
Bank of Nova Scotia/Houston
15,000,000
2.850% (SOFRRATE +
0.570%),10/21/2022
d
15,006,192
Barton Capital SA
25,000,000 2.120% ,8/23/2022
b,c
24,959,132
9,000,000 2.350% ,9/16/2022
b,c
8,969,485
25,000,000 2.300% ,9/22/2022
b,c
24,902,795
CAFCO, LLC
25,000,000 2.410% ,10/13/2022
b,c
24,858,292
25,000,000 2.460% ,10/24/2022
b,c
24,831,377
Canadian Imperial Bank of
Commerce/New York NY
10,000,000
2.440% (SOFRRATE +
0.160%),9/7/2022
d
9,998,902
25,000,000
2.530% (SOFRRATE +
0.250%),12/23/2022
d
24,981,232
Chariot Funding, LLC
25,000,000 1.340% ,8/2/2022
b
24,993,622
25,000,000 1.950% ,8/19/2022
b
24,965,846
25,000,000 2.250% ,8/22/2022
b
24,960,817
25,000,000 2.100% ,8/30/2022
b
24,947,089
25,000,000
1.930% (SOFRRATE +
0.400%),11/10/2022
b,d
24,997,246
25,000,000
2.080% (SOFRRATE +
0.550%),2/1/2023
b,d
25,000,000
Charles Schwab Corporation
25,000,000 0.700% ,8/9/2022
b
24,982,392
25,000,000
1.700% (SOFRRATE +
0.170%),8/9/2022
b,d
25,000,708
Ciesco, LLC
25,000,000 1.550% ,9/7/2022
b,c
24,932,583
25,000,000 2.955% ,12/20/2022
b,c
24,681,000
Commonwealth Bank of Australia
8,969,000
2.776% (LIBOR 3M +
0.680%),9/18/2022
b,d
8,968,191
10,000,000
3.008% (LIBOR 3M +
0.580%),10/10/2022
b,d
9,999,823
Cooperatieve Rabobank UA/NY
10,000,000 2.750% ,1/10/2023 9,991,875
5,750,000
2.908% (LIBOR 3M +
0.480%),1/10/2023
d
5,740,875
CRC Funding, LLC
25,000,000 2.450% ,10/19/2022
b,c
24,840,385
25,000,000 2.900% ,11/2/2022
b,c
24,805,333
Credit Suisse Group Funding
(Guernsey), Ltd.
5,975,000 3.800% ,9/15/2022 5,970,768
Dealers Capital Access Trust, LLC
10,185,000 1.760% ,8/3/2022 10,181,704
Goldman Sachs Bank USA/New
York, NY
25,000,000
0.584% (SOFRRATE +
0.160%),9/8/2022
d
24,996,919
25,000,000
2.378% (SOFRRATE +
0.250%),11/25/2022
d
24,980,534
25,000,000
2.572% (SOFRRATE +
0.280%),2/3/2023
d
24,956,663
25,000,000
2.344% (SOFRRATE +
0.300%),2/17/2023
d
24,955,567
Goldman Sachs International
25,000,000 2.250% ,9/20/2022
b
24,909,569

Short-Term Reserve Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (45.7%)
a
Value
Healthpeak Properties, Inc.
$ 25,000,000 2.300% ,8/9/2022
b
$ 24,980,162
10,000,000 2.300% ,8/10/2022
b
9,991,327
25,000,000 2.500% ,8/24/2022
b
24,951,918
25,000,000 2.500% ,8/25/2022
b
24,949,994
10,000,000 2.600% ,8/30/2022
b
9,976,116
25,000,000 2.700% ,8/31/2022
b
24,938,354
HSBC Bank Canada
12,000,000 1.650% ,9/10/2022
b
11,986,415
JP Morgan Securities, LLC
25,000,000 1.600% ,9/6/2022 24,934,404
25,000,000 2.280% ,10/14/2022 24,858,887
JPMorgan Chase & Company
5,000,000 3.250% ,9/23/2022 5,004,577
KfW
25,000,000 1.860% ,8/17/2022
b,c
24,980,921
25,000,000 2.040% ,8/25/2022
b,c
24,971,350
25,000,000 2.080% ,8/30/2022
b,c
24,964,289
12,680,000 2.065% ,9/1/2022
b,c
12,660,240
30,000,000 2.025% ,9/14/2022
b,c
29,924,212
7,125,000 2.610% ,10/19/2022
b,c
7,083,470
25,000,000 2.620% ,10/20/2022
b,c
24,851,637
25,000,000 2.760% ,10/31/2022
b,c
24,823,554
La Fayette Asset Securitization,
LLC
34,380,000 1.793% ,8/4/2022
b,c
34,366,827
Macquarie Bank, Ltd.
25,000,000 1.450% ,8/18/2022
b
24,967,125
Met Tower Global Funding
5,875,000
1.427% (SOFRRATE +
0.550%),1/17/2023
b,d
5,870,999
MetLife Short Term Funding, LLC
50,000,000 2.225% ,9/26/2022
b
49,805,873
25,000,000 2.500% ,10/11/2022
b
24,871,990
Metropolitan Life Global Funding I
18,238,000 3.000% ,1/10/2023
b
18,215,434
9,800,000
2.725% (SOFRRATE +
0.570%),1/13/2023
b,d
9,794,732
National Australia Bank, Ltd.
10,000,000
2.410% (SOFRRATE +
0.130%),8/31/2022
b,d
9,998,857
21,620,000
2.131% (LIBOR 3M +
0.410%),12/13/2022
b,d
21,606,373
New York Life Global Funding
25,000,000
2.708% (LIBOR 3M +
0.280%),1/10/2023
b,d
24,931,706
4,530,000
2.516% (SOFRRATE +
0.220%),2/2/2023
b,d
4,516,956
5,000,000
2.581% (SOFRINDX +
0.360%),10/21/2023
b,d
4,973,656
Nieuw Amsterdam Receivables
Corporation
25,000,000 2.250% ,9/19/2022
b,c
24,907,592
Nordea Bank Abp/New York NY
25,000,000
1.690% (SOFRRATE +
0.160%),8/15/2022
d
25,000,300
25,000,000
1.478% (LIBOR 3M +
0.030%),8/19/2022
d
24,990,310
15,000,000
2.680% (SOFRRATE +
0.400%),11/18/2022
d
15,000,265
15,000,000
2.040% (SOFRRATE +
0.510%),11/23/2022
d
15,004,818
Old Line Funding, LLC
25,000,000
1.730% (SOFRRATE +
0.200%),9/2/2022
b,c,d
24,998,120
Principal
Amount Financials (45.7%)
a
Value
$ 25,000,000
1.910% (SOFRRATE +
0.380%),10/24/2022
b,c,d
$ 25,000,031
25,000,000 2.590% ,11/17/2022
b,c
24,759,500
25,000,000
2.130% (SOFRRATE +
0.600%),1/31/2023
b,c,d
25,000,295
Pacific Life Short Term Funding,
LLC
1,600,000 2.650% ,10/24/2022
b
1,589,247
6,300,000 3.000% ,12/23/2022
b
6,217,937
Pricoa Short Term Funding, LLC
25,000,000 1.450% ,8/23/2022
b
24,959,305
Realty Income Corporation
16,500,000 2.050% ,8/1/2022 16,496,534
20,000,000 2.100% ,8/8/2022 19,985,761
24,842,000 2.500% ,8/9/2022 24,822,507
8,000,000 2.260% ,8/10/2022 7,993,141
17,000,000 2.840% ,9/27/2022 16,922,083
Regatta Funding Company, LLC
18,250,000 2.410% ,9/27/2022
b,c
18,171,829
Royal Bank of Canada
10,000,000
1.336% (LIBOR 3M +
0.050%),8/1/2022
b,d
10,000,000
25,000,000
2.460% (SOFRRATE +
0.180%),8/22/2022
b,d
24,999,843
25,000,000
2.530% (SOFRRATE +
0.250%),1/11/2023
d
24,964,386
30,190,000
3.100% (LIBOR 3M +
0.360%),1/17/2023
d
30,157,431
10,000,000
3.030% (SOFRRATE +
0.750%),7/27/2023
b,d
9,999,991
7,000,000
2.953% (LIBOR 3M +
0.660%),10/5/2023
d
7,000,006
Skandinaviska Enskilda Banken AB
10,250,000 2.880% ,12/5/2022
b
10,138,564
28,469,000
2.366% (LIBOR 3M +
0.645%),12/12/2022
b,d
28,462,445
Sumitomo Mitsui Banking
Corporation/New York
15,000,000
2.680% (SOFRRATE +
0.400%),10/26/2022
d
15,001,472
Suncorp-Metway, Ltd.
14,200,000 2.450% ,10/5/2022
b
14,125,354
Svenska Handelsbanken AB
6,572,000 1.250% ,8/12/2022
b
6,566,081
Svenska Handelsbanken/New York
NY
25,000,000
1.730% (SOFRRATE +
0.200%),8/23/2022
d
24,999,745
15,000,000
2.778% (LIBOR 3M +
0.040%),10/19/2022
d
15,005,744
25,000,000
1.880% (SOFRRATE +
0.350%),10/20/2022
d
24,997,580
25,000,000
2.010% (SOFRRATE +
0.480%),1/27/2023
d
24,988,321
15,000,000
1.770% (SOFRRATE +
0.240%),2/15/2023
d
14,969,966
Swedbank AB/New York
15,000,000
1.485% (LIBOR 3M +
0.030%),8/18/2022
d
14,994,731
15,000,000
1.751% (LIBOR 3M +
0.030%),9/13/2022
d
14,988,095
15,000,000
2.670% (SOFRRATE +
0.390%),11/3/2022
d
14,998,040
15,000,000
2.740% (SOFRRATE +
0.460%),12/23/2022
d
14,996,523

Short-Term Reserve Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (45.7%)
a
Value
Thunder Bay Funding, LLC
$ 25,000,000 1.270% ,8/26/2022
b,c
$ 24,954,422
25,000,000
2.692% (TSFR1M +
0.370%),11/28/2022
b,c,d
25,000,000
Toronto-Dominion Bank
10,000,000
1.690% (FEDL 1M +
0.110%),8/12/2022
d
9,999,604
19,861,000
2.110% (LIBOR 3M +
0.530%),12/1/2022
d
19,830,553
15,000,000
0.962% (SOFRRATE +
0.240%),1/6/2023
d
14,958,150
15,000,000
2.030% (SOFRRATE +
0.500%),3/6/2023
b,d
14,990,127
5,169,000
3.378% (LIBOR 3M +
0.640%),7/19/2023
d
5,166,338
Toronto-Dominion Holdings USA,
Inc.
15,000,000
1.780% (SOFRRATE +
0.250%),2/9/2023
d
14,972,240
15,000,000
2.030% (FEDL 1M +
0.450%),5/15/2023
d
14,985,842
15,000,000
2.180% (SOFRRATE +
0.650%),7/3/2023
d
14,988,725
Truist Bank
11,000,000
1.170% (SOFRRATE +
0.730%),3/9/2023
d
10,986,355
UDR, Inc.
25,000,000 2.100% ,8/5/2022
b,c
24,987,604
25,000,000 2.500% ,8/19/2022
b,c
24,961,923
US Bank NA/Cincinnati OH
15,000,000
2.090% (LIBOR 3M +
0.400%),12/9/2022
d
14,984,927
Welltower, Inc.
25,000,000 2.080% ,8/3/2022
b
24,991,195
25,000,000 2.300% ,8/11/2022
b
24,976,745
20,000,000 2.350% ,8/15/2022
b
19,975,501
Westpac Banking Corporation
10,000,000
2.580% (SOFRRATE +
0.300%),9/1/2022
b,d
10,000,779
10,000,000
2.998% (LIBOR 3M +
0.570%),1/11/2023
d
10,002,396
26,046,000
2.845% (LIBOR 3M +
0.390%),1/13/2023
d
26,028,017
15,000,000
2.500% (SOFRRATE +
0.220%),1/27/2023
b,d
14,976,607
5,000,000
2.131% (LIBOR 3M +
0.720%),5/15/2023
d
5,010,490
Westpac Banking Corporation/NY
10,000,000
2.410% (SOFRRATE +
0.130%),9/1/2022
d
9,999,177
15,000,000
2.470% (SOFRRATE +
0.190%),1/12/2023
d
14,977,681
Westpac Securities NZ, Ltd./
London
10,000,000 1.400% ,8/1/2022
b,c
9,998,099
13,900,000 1.330% ,8/8/2022
b,c
13,891,081
19,500,000 2.280% ,9/22/2022
b,c
19,425,968
Total 2,552,096,481
Principal
Amount Technology ( 0.4% )
a
Value
QUALCOMM, Inc.
$ 25,170,000
3.536% (LIBOR 3M +
0.730%),1/30/2023
d
$ 25,230,559
Total 25,230,559
Principal
Amount Transportation ( 1.4% )
a
Value
Canadian Pacific Railway Company
11,300,000 2.300% ,8/1/2022
b
11,297,626
25,000,000 2.400% ,8/4/2022
b
24,989,404
16,040,000 2.350% ,8/5/2022
b
16,032,047
25,000,000 2.350% ,8/8/2022
b
24,982,202
Total 77,301,279
Principal
Amount
U.S. Government & Agencies
( 1.5% )
a
Value
Federal Farm Credit Bank
16,200,000
1.857% (LIBOR 1M +
0.080%),9/6/2022
d
16,199,448
U.S. International Development
Finance Corporation
10,652,308
2.350% (T-BILL 3M +
FLAT),8/5/2022
d
10,652,308
21,200,000 0.830% ,12/14/2022 21,110,687
3,700,000 0.950% ,4/23/2023 3,720,878
3,555,553
2.300% (T-BILL 3M +
FLAT),5/15/2026
d
3,555,553
7,471,800
2.380% (T-BILL 3M +
FLAT),9/2/2031
d
7,471,800
12,393,162
2.150% (T-BILL 3M +
FLAT),3/15/2032
d
12,393,162
12,713,675
2.150% (T-BILL 3M +
FLAT),6/15/2032
d
12,713,675
Total 87,817,511
Principal
Amount U.S. Municipals ( 2.0% )
a
Value
Austin, TX
8,100,000 1.370% ,8/8/2022
c
8,099,894
California State
10,000,000 1.750% ,8/2/2022
c
9,999,913
15,000,000 2.040% ,9/8/2022
c
14,998,323
8,290,000 2.230% ,9/19/2022
c
8,290,000
Long Island Power Auth.
25,000,000 1.920% ,8/25/2022
c
24,998,127
Maryland G.O.
15,215,000 5.000% ,8/1/2022 15,215,000
Minnesota G.O. Refg.
20,500,000 5.000% ,8/1/2022 20,500,000
Texas Rev. Refg. (Water Financial
Assistance)
7,250,000 5.000% ,8/1/2022
e
7,250,000
Total 109,351,257
Principal
Amount Utilities ( 21.5% )
a
Value
Ameren Corporation
49,975,000 1.990% ,8/1/2022 49,964,501
25,000,000 2.000% ,8/2/2022 24,992,975
Ameren Illinois Company
15,675,000 2.500% ,8/15/2022 15,655,799
American Electric Power Company,
Inc.
25,000,000 2.030% ,8/3/2022
b
24,991,194
25,000,000 2.480% ,8/16/2022
b
24,967,525

Short-Term Reserve Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Utilities (21.5%)
a
Value
$ 25,000,000 2.300% ,8/26/2022
b
$ 24,948,647
Consolidated Edison, Inc.
25,000,000 2.120% ,8/1/2022
b
24,994,748
15,000,000 2.310% ,8/10/2022
b
14,987,140
25,000,000 2.500% ,8/15/2022
b
24,969,376
15,580,000 2.620% ,8/17/2022
b
15,558,604
Dominion Energy South Carolina,
Inc.
25,000,000 2.350% ,8/1/2022 24,994,696
Dominion Energy, Inc.
25,000,000 2.210% ,8/2/2022
b
24,992,975
25,000,000 2.350% ,8/11/2022
b
24,976,744
DTE Electric Company
15,000,000 2.520% ,8/15/2022 14,982,908
DTE Energy Company
23,700,000 2.160% ,8/1/2022
b,c
23,695,021
7,100,000 2.300% ,8/3/2022
b,c
7,097,499
Duke Energy Corporation
25,000,000 2.100% ,8/4/2022
b
24,989,404
Enbridge US, Inc.
27,695,000 2.097% ,8/2/2022
b,c
27,686,621
10,510,000 2.120% ,8/4/2022
b,c
10,505,211
12,000,000 2.500% ,8/8/2022
b,c
11,990,873
25,000,000 2.300% ,8/12/2022
b,c
24,973,400
25,000,000 2.600% ,8/18/2022
b,c
24,961,667
25,000,000 2.750% ,8/31/2022
b
24,935,948
Florida Power & Light Company
25,905,000
1.531% (SOFRINDX +
0.250%),5/10/2023
d
25,792,525
ITC Holdings Corporation
25,000,000 2.150% ,8/11/2022
b
24,976,744
17,742,000 2.580% ,8/22/2022
b
17,710,963
National Rural Utilities Cooperative
Finance Corporation
25,000,000 2.500% ,8/25/2022 24,956,387
NiSource, Inc.
25,000,000 2.270% ,8/2/2022
b
24,992,975
25,000,000 2.200% ,8/3/2022
b
24,991,194
10,855,000 2.430% ,8/5/2022
b
10,849,618
25,000,000 2.500% ,8/19/2022
b
24,961,923
PPL Electric Utilities Corporation
25,000,000
2.484% (LIBOR 3M +
0.250%),9/28/2023
d
24,866,779
Southern Company
25,000,000 2.100% ,8/3/2022
b
24,991,195
25,000,000 2.200% ,8/4/2022
b
24,989,404
Southern Company Gas Capital
Corporation
25,000,000 2.450% ,8/8/2022
b,c
24,981,896
Southern Power Company
12,317,000 2.200% ,8/4/2022
b
12,311,780
TransCanada American
Investments, Ltd.
25,000,000 1.678% ,8/2/2022
b
24,992,975
25,000,000 2.500% ,8/3/2022
b
24,991,195
20,000,000 2.200% ,8/11/2022
b
19,981,396
25,000,000 2.290% ,8/12/2022
b
24,974,907
20,000,000 2.750% ,9/20/2022
b
19,919,705
10,000,000 3.080% ,10/20/2022
b
9,933,070
Union Electric Company
25,000,000 2.050% ,8/8/2022 24,982,202
23,940,000 2.500% ,8/15/2022 23,910,675
20,000,000 2.500% ,8/18/2022 19,971,033
Virginia Electric & Power Company
25,000,000 2.100% ,8/1/2022 24,995,000
Principal
Amount Utilities (21.5%)
a
Value
$ 25,000,000 2.420% ,8/15/2022 $ 24,971,513
25,000,000 2.330% ,8/16/2022 24,969,825
WEC Energy Group, Inc.
17,605,000 2.180% ,8/1/2022
b
17,601,302
10,000,000 2.550% ,8/5/2022
b
9,995,042
25,000,000 2.570% ,8/16/2022
b
24,967,525
Williams Companies, Inc.
25,000,000 2.450% ,8/11/2022 24,976,745
25,000,000 2.700% ,8/23/2022 24,954,375
21,500,000 2.800% ,8/29/2022 21,450,883
Total 1,200,726,227
Total Investments (cost
$5,552,003,256) 99.3% $5,549,422,428
Other Assets and Liabilities,
Net 0.7% 38,985,857
Total Net Assets 100.0% $5,588,408,285
a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 29, 2022, the value of these investments was $3,640,829,575 or
65.1% of total net assets.
c Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
d Denotes variable rate securities. The rate shown is as of
July 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
Definitions:
Auth. - Authority
G.O. - General Obligation
Refg. - Refunding
Rev. - Revenue
Ser. - Series
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
TSFR1M - CME Term SOFR 1 Month

Short-Term Reserve Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 18,689,423 – 18,689,423 –
Basic Materials 203,034,797 – 203,034,797 –
Capital Goods 559,042,360 – 559,042,360 –
Consumer Cyclical 355,055,668 – 355,055,668 –
Consumer Non-Cyclical 106,691,098 – 106,691,098 –
Energy 254,385,768 – 254,385,768 –
Financials 2,552,096,481 – 2,552,096,481 –
Technology 25,230,559 – 25,230,559 –
Transportation 77,301,279 – 77,301,279 –
U.S. Government & Agencies 87,817,511 – 87,817,511 –
U.S. Municipals 109,351,257 – 109,351,257 –
Utilities 1,200,726,227 – 1,200,726,227 –
Total Investments at Value $5,549,422,428 $– $5,549,422,428 $–

Small Cap Value Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99 .3% ) Value
Communications Services (0.5%)
155,634 Imax Corporation
a
$ 2,616,208
Total 2,616,208
Consumer Discretionary (11.6%)
252,962 Cedar Fair, LP
a
10,672,467
631,482 Everi Holdings, Inc.
a
12,130,769
91,056 Grand Canyon Education, Inc.
a
8,747,750
41,353 Lear Corporation 6,250,092
28,043 Papa John's International, Inc. 2,689,043
116,405 Sleep Number Corporation
a
5,245,209
238,088 Tapestry, Inc. 8,006,900
35,190 Texas Roadhouse, Inc. 3,069,272
34,841 Wyndham Hotels & Resorts, Inc. 2,418,314
170,297 Zumiez, Inc.
a
4,427,722
Total 63,657,538
Consumer Staples (4.9%)
29,740 Casey's General Stores, Inc. 6,026,811
226,029 Hain Celestial Group, Inc.
a
5,142,160
130,032 Lamb Weston Holdings, Inc. 10,358,349
413,803 Primo Water Corporation 5,470,475
Total 26,997,795
Energy (8.0%)
344,145 Helmerich & Payne, Inc. 15,933,914
337,345 Magnolia Oil & Gas Corporation 8,140,135
151,800 Matador Resources Company 8,771,004
587,012 NOV, Inc. 10,924,293
Total 43,769,346
Financials (25.0%)
131,956 Air Lease Corporation 4,896,887
201,481 Banner Corporation 12,489,807
508,757 Berkshire Hills Bancorp, Inc. 14,331,685
274,051 Columbia Banking System, Inc. 8,268,119
413,445 Eastern Bankshares, Inc. 8,434,278
190,829 Equitable Holdings, Inc. 5,425,268
259,661 Federated Hermes, Inc. 8,857,037
778,200 First Commonwealth Financial
Corporation 11,532,924
50,283 Houlihan Lokey, Inc. 4,251,931
82,806 Independent Bank Group, Inc. 5,856,040
720,009 Old National Bancorp 12,535,357
100,314 RLI Corporation 11,032,534
85,697 Selective Insurance Group, Inc. 6,672,368
302,366 Synovus Financial Corporation 12,209,539
126,849 Wintrust Financial Corporation 10,914,088
Total 137,707,862
Health Care (5.4%)
89,990 Acadia Healthcare Company, Inc.
a
7,461,071
73,941 Halozyme Therapeutics, Inc.
a
3,615,715
79,544 Ionis Pharmaceuticals, Inc.
a
2,987,673
156,041 NuVasive, Inc.
a
8,195,273
57,354 Progyny, Inc.
a
1,751,018
72,797 Syneos Health, Inc.
a
5,761,154
Total 29,771,904
Industrials (20.5%)
243,263 AAR Corporation
a
10,832,501
75,704 Altra Industrial Motion Corporation 3,159,128
146,736 Barnes Group, Inc. 4,962,611
54,519 Crane Holdings, Company 5,393,565
39,274 Curtiss-Wright Corporation 5,633,463
Shares Common Stock (99.3%) Value
Industrials (20.5%) - continued
336,310 Dun & Bradstreet Holdings, Inc.
a
$ 5,300,246
45,197 Forward Air Corporation 4,742,521
286,139 Greenbrier Companies, Inc. 9,104,943
163,326 Kirby Corporation
a
10,361,401
158,421 ManpowerGroup, Inc. 12,421,791
30,393 RBC Bearings, Inc.
a
7,172,748
828,046 Resources Connection, Inc. 17,769,867
57,886 Rush Enterprises, Inc. 2,789,526
189,907 Summit Materials, Inc.
a
5,224,342
112,571 Sun Country Airlines Holdings,
Inc.
a
2,270,557
45,254 WESCO International, Inc.
a
5,785,271
Total 112,924,481
Information Technology (6.6%)
97,285 Ciena Corporation
a
5,019,906
273,984 Knowles Corporation
a
5,411,184
11,809 Littelfuse, Inc. 3,293,176
217,947 National Instruments Corporation 8,281,986
9,657 Plexus Corporation
a
907,275
107,169 TTEC Holdings, Inc. 7,841,556
397,742 TTM Technologies, Inc.
a
5,381,449
Total 36,136,532
Materials (5.9%)
75,295 AptarGroup, Inc. 8,113,789
59,879 Ashland Global Holdings, Inc. 6,016,043
50,855 Berry Plastics Group, Inc.
a
2,931,791
175,535 Carpenter Technology Corporation 5,641,695
93,902 Compass Minerals International,
Inc. 3,495,971
91,938 Ingevity Corporation
a
6,169,040
Total 32,368,329
Real Estate (7.8%)
66,570 Agree Realty Corporation 5,298,306
431,290 Cushman and Wakefield plc
a
7,245,672
160,881 Healthcare Realty Trust, Inc. 4,223,126
128,915 Highwoods Properties, Inc. 4,585,507
111,492 Independence Realty Trust, Inc. 2,475,122
93,958 National Storage Affiliates Trust 5,152,657
481,808 Pebblebrook Hotel Trust 9,424,165
128,632 Phillips Edison and Company, Inc. 4,378,633
Total 42,783,188
Utilities (3.1%)
73,045 NorthWestern Corporation 4,050,345
160,302 Portland General Electric
Company 8,229,905
61,612 Spire, Inc. 4,635,687
Total 16,915,937
Total Common Stock
(cost $534,006,964) 545,649,120

Small Cap Value Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 0 .9% ) Value
Thrivent Core Short-Term Reserve
Fund
498,240 2.100% $ 4,982,397
Total Short-Term Investments
(cost $4,982,397) 4,982,397
Total Investments (cost
$538,989,361) 100.2% $ 550,631,517
Other Assets and Liabilities, Net
(0.2%) (1,108,100)
Total Net Assets 100.0% $ 549,523,417
a Non-income producing security.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 29, 2022, in valuing Small Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,616,208 2,616,208 – –
Consumer Discretionary 63,657,538 63,657,538 – –
Consumer Staples 26,997,795 26,997,795 – –
Energy 43,769,346 43,769,346 – –
Financials 137,707,862 137,707,862 – –
Health Care 29,771,904 29,771,904 – –
Industrials 112,924,481 112,924,481 – –
Information Technology 36,136,532 36,136,532 – –
Materials 32,368,329 32,368,329 – –
Real Estate 42,783,188 42,783,188 – –
Utilities 16,915,937 16,915,937 – –
Subtotal Investments in Securities $ 545,649,120 $ 545,649,120 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 4,982,397
Subtotal Other Investments $ 4,982,397
Total Investments at Value $ 550,631,517
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Value Fund
Schedule of Investments as of July 29, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Value Fund, is as follows:
Fund
Value
3/31/2022
Gross
Purchases
Gross
Sales
Value
7/29/2022
Shares Held at
7/29/2022
% of Net
Assets
7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $ — $ 218,010 $ 213,028 $ 4,982 498 0.9%
Total Affiliated Short-Term Investments — 4,982 0.9
Total Value $ — $ 4,982
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
3/31/2022
- 7/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.100% $– $– $ – $37
Total Income/Non Income Cash from Affiliated Investments $37
Total $– $– $ –

Notes to Schedule of Investments
as of July 29, 2022
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle
price.  Exchange cleared swap agreements are valued at the
clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Securities held by the Money Market Fund are valued on the
basis of amortized cost (which approximates market value),
whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent
Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation
of the Funds' securities to the Funds' investment Adviser. The
Adviser has formed a Valuation Committee (the “Committee”)
that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The
Committee meets on a monthly and on an as-needed basis to
review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets.
Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).
This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or

Notes to Schedule of Investments
as of July 29, 2022
(unaudited)

speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps).
Brokers can ask for margining in excess of the minimum
requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended July 29, 2022, Core Emerging Markets
Equity and Core International Equity used equity futures to manage exposure to the equities market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans

Notes to Schedule of Investments
as of July 29, 2022
(unaudited)

at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of July 29, 2022, the value of securities on loan is as follows:
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.
Fund Securities on Loan
Emerging Markets Debt $ 26,536,948
Emerging Markets Equity 3,321,330
International Equity 1,541,064